UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☐ Post-Effective Amendment No.

(Check appropriate box or boxes)

Touchstone Variable Series Trust

(Exact Name of Registrant as Specified in Charter)

303 Broadway, Suite 1100

Cincinnati, OH 45202

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

(800) 543-0407

(Area Code and Telephone Number)

Jay S. Fitton, Esq.

JPMorgan Chase

303 Broadway, Suite 1100

Cincinnati, OH 45202

513-878-4066

(Name and Address of Agent for Service)

Copies to:

John M. Ford, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

215-963-5110

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on March 31, 2008 pursuant to Rule 488.

An indefinite number of Registrant’s shares of beneficial interest without par value have been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.  Accordingly, no filing fee is being paid at this time.

TOUCHSTONE VARIABLE SERIES TRUST

Form N-14

Cross Reference Sheet

FORM N-14 ITEM NO.		PROSPECTUSES/PROXY STATEMENT CAPTION

PART A

Item 1.	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Front Cover Page

Item 2.	Beginning and Outside Back Cover Page of Prospectus	Table of Contents

Item 3.	Fee Table, Synopsis Information and Risk Factors	Summary

Item 4.	Information About the Transaction	Letter to Shareholders; Questions and Answers; General; Summary; Risks

Item 5.	Information About the Registrant	Letter to Shareholders; Questions and Answers; General; Summary; Information about the Proposal; Prospectus of Touchstone Variable Series Trust dated May 1, 2007

Item 6.	Information About the Fund Being Acquired	Letter to Shareholders; Questions and Answers; General; Summary; Information about the Proposal; Prospectus of Touchstone Variable Series Trust dated May 1, 2007

Item 7.	Voting Information	Letter to Shareholders; Questions and Answers; Summary; Comparative Information on Shareholders’ Rights; Voting Information Concerning the Meeting

Item 8.	Interest of Certain Persons and Experts	Not Applicable

Item 9.	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

PART B		STATEMENT OF ADDITIONAL INFORMATION CAPTION

Item 10.	Cover Page	Cover Page

Item 11.	Table of Contents	Not Applicable

Item 12.	Additional Information About the Registrant	Statement of Additional Information of Touchstone Variable Series Trust dated May 1, 2007

Item 13.	Additional Information About the Fund Being Acquired	Statement of Additional Information of Touchstone Variable Series Trust dated May 1, 2007

Item 14.	Financial Statements	Annual Report of Touchstone Variable Series Trust for the fiscal year ended December 31, 2007

PART C		PART C CAPTION

Item 15.	Indemnification	Indemnification

Item 16.	Exhibits	Exhibits

Item 17.	Undertakings	Undertakings

March 31, 2008

Touchstone Variable Series Trust

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND

TOUCHSTONE GROWTH & INCOME FUND

TOUCHSTONE VALUE PLUS FUND

Dear Shareholder:

On behalf of the Board of Trustees (the “Board”), we are pleased to invite you to a Special Meeting of Shareholders (a “Meeting”) of the Touchstone Variable Series Trust (the “Trust”) with respect to each of the Touchstone Eagle Capital Appreciation Fund (“Capital Appreciation”), Touchstone Growth & Income Fund (“Growth & Income”) and Touchstone Value Plus Fund (“Value Plus”) (each of which is referred to individually as a “Merging Fund” and collectively as the “Merging Funds”), each a series of the Trust, to be held at 10:00 a.m. Eastern Time on April 25, 2008 at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

At the Meeting you will be asked to approve an Agreement and Plan of Reorganization between each Merging Fund and Touchstone Large Cap Core Equity Fund (formerly known as Touchstone Enhanced Dividend 30 Fund) (“Large Cap Core Equity”), each a series of the Trust, under which each Merging Fund will merge into Large Cap Core Equity (a “Reorganization”).

The Board unanimously approved the Agreement and Plan of Reorganization at a meeting held on November 15, 2007.  The Board unanimously recommends that you vote FOR the Reorganization.

The details of the proposed Agreement and Plan of Reorganization are set forth in the Prospectus/Proxy Statement that accompanies this letter, including details about Large Cap Core Equity’s investment goal and policies, portfolio management and fees and expenses that are important for you to know.  We encourage you to read it thoroughly.  In addition, we have included a list of commonly asked questions and answers following this letter.

Shareholders may cast their votes by mail, by telephone, through the Internet or in person, according to the instructions provided in the enclosed proxy materials.

YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES YOU OWN.  For purposes of acting on a Reorganization at the Meeting, fifty percent of shares must be represented in person or by proxy to constitute a quorum.  Please vote promptly.

If you have any questions regarding the Reorganization, please call 1-800-543-0407.

We thank you for considering this proposal carefully and for your continued confidence in and support of the Trust.

Sincerely,

Jill T. McGruder

President

Touchstone Variable Series Trust

QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATION

While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, below is a brief overview of the reorganization, which will require your vote.

Q.                                   What are shareholders being asked to vote on at the upcoming special meeting on April 25, 2008?

A.                                    The Board of Trustees of the Touchstone Variable Series Trust (the “Board”) has called a Special Meeting at which you will be asked to vote on a reorganization (the “Reorganization”) of the Touchstone Eagle Capital Appreciation Fund (“Capital Appreciation”), Touchstone Growth & Income Fund (“Growth & Income”) and Touchstone Value Plus (“Value Plus”) (collectively, the “Merging Funds”) into the Touchstone Large Cap Core Equity Fund (“Large Cap Core Equity”) (formerly known as Touchstone Enhanced Dividend 30 Fund), each a series of the Touchstone Variable Series Trust (the “Trust”).

Q.                                   Why did the Board approve the Reorganization?

A.                                    The Board unanimously approved the Reorganization after reviewing detailed information about the Reorganization provided by the management of the Trust and various factors about each Merging Fund and Large Cap Core Equity and the proposed Reorganization.  The Board noted that Large Cap Core Equity has comparable investment goals and investment strategies to each Merging Fund.  In addition, on a pro forma basis after the Reorganization, total annual fund operating expenses of Large Cap Core Equity are anticipated to be less than those of each Merging Fund.  After consideration of these factors, together with other factors and information considered to be relevant, the Board determined that the proposed Reorganization was in the best interests of each Merging Fund and its shareholders.

The Board unanimously recommends that you vote FOR the Reorganization.

Q.                                   What will happen to my existing shares?

A.                                    Your shares of each Merging Fund will be exchanged for shares of Large Cap Core Equity.  You will not pay any sales charges in connection with the Reorganization.  The shares of Large Cap Core Equity that you receive following the Reorganization will have an aggregate net asset value equal to the aggregate net asset value of your shares of the Merging Fund immediately prior to the Reorganization so that the value of your investment will remain exactly the same.

Q.                                   What are the differences between the investment goals and investment strategies of each Merging Fund and Large Cap Core Equity?

A.                                    The investment goals and strategies of each of the Merging Funds is similar to that of Large Cap Core Equity, and all of the funds can be characterized as “large cap core equity” mutual funds.  However, there are a number of differences between the respective investment goals and strategies of the various Merging Funds and those of Large Cap

                                                Core Equity.  With respect to Capital Appreciation, both it and Large Cap Core Equity seek long-term capital appreciation.  However, Large Cap Core Equity also seeks income as its secondary goal.  The investment strategies of Capital Appreciation are substantially similar to those of Large Cap Core Equity.  Under normal circumstances, Large Cap Core Equity will invest at least 80% of its assets in common stock of large cap companies (companies with market capitalizations of more than $10 billion).  Similarly, Capital Appreciation invests in a diversified portfolio of large cap companies with a market capitalization of more than $10 billion.

The investment goal of each of Growth & Income and Value Plus is comparable to that of Large Cap Core Equity.  Each of the Funds invests primarily in securities of large capitalization companies.  However, Value Plus may also invest in securities of both large capitalization and mid capitalization companies (companies with market capitalizations of more than $2 billion but less than $10 billion).  Similarly, Growth & Income may also invest in securities of mid capitalization and small capitalization companies (companies with market capitalizations of less than $2 billion).  Large Cap Core Equity will invest at least 80% of its assets in common stock of large cap companies.  Accordingly, its investments in mid and small capitalization companies are more limited than those of Value Plus and Growth & Income.

Q.                                   What is the difference in the total annual fund operating expenses between each Merging Fund and Large Cap Core Equity?

A.                                    The table below compares the Total Annual Fund Operating Expenses and Net Total Operating Expenses for shares of each Merging Fund and shares of Large Cap Core Equity as of December 31, 2007, the Funds’ most recently completed fiscal year.  The pro forma expenses for Large Cap Core Equity as set forth below are based on what the estimated expenses of the Fund would have been as of December 31, 2007 if the Reorganization had taken place as of that date.

Effective January 1, 2008, Touchstone Advisors, Inc. (the “Advisor”) has contractually agreed to cap fees and reimburse expenses through at least January 1, 2009 so that Net Total Operating Expenses for Large Cap Core Equity post-Reorganization will not exceed the amounts shown below.

The table below does not reflect contract related charges and fees you may be assessed under your variable annuity contract.

	Capital Appreciation	Growth & Income	Value Plus	Large Cap Core Equity	Large Cap Core Equity (Pro Forma)
Total Annual Fund Operating Expenses(1)	1.37%	1.49%	1.57%	1.35%	1.35%
Net Total Operating Expenses(2)	1.13%	1.10%	1.40%	1.00%	1.00%

(1)  Reflects 0.25% “Shareholder Service Fee” implemented effective January 1, 2008.

(2)  Under the Expense Limitation Agreement between the Advisor and the Trust, the Advisor has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Total Operating Expenses (excluding acquired fund fees and expenses, if any) to 1.13% for Capital Appreciation, 1.10% for Growth & Income, 1.40% for Value Plus and 1.00% for Large Cap Core Equity. This expense limitation will be in effect until at least January 1, 2009.

Q.                                   Will I incur any transaction costs as a result of the Reorganization?

A.                                    No.  Shareholders will not incur any transaction costs (e.g., sales charges or redemption fees) as a result of the Reorganization.  The Advisor will bear the costs associated with the Reorganization.

Q.                                   What is the timetable for the Reorganization?

A.                                    If approved by shareholders of record of each Merging Fund at the Meeting, the Reorganization is expected to occur on or about April 28, 2008.

Q.                                   Will the Reorganization create a taxable event for me for federal income tax purposes?

A.                                    No. While the Reorganization is not structured as a tax-free reorganization with respect to the Funds themselves for purposes of federal tax, to the extent that contract holders are beneficial owners of the Merging Funds through tax-deferred variable annuity and/or insurance products, the Reorganization will not result in a taxable event for federal income tax purposes.

Q.                                   What happens if the Reorganization is not approved?

A.                                    If shareholders of a Merging Fund do not approve the Reorganization, the Reorganization will not take effect with respect to that Merging Fund and the Board will consider other possible courses of action in the best interests of shareholders, including the potential liquidation of that Fund.  Because shareholders of each Merging Fund will vote on the proposal separately, the Reorganization will take effect with respect to the other Merging Fund(s), if approved by their shareholders, in the event that shareholders of one or more Merging Funds do not approve the Reorganization.

Q.                                   Who should I call with questions about this proxy?

A.                                    If you have any questions regarding this proxy, please contact the Trust by calling 1-800-543-0407.

PLEASE VOTE THE ENCLOSED PROXY CARD.

YOUR VOTE IS VERY IMPORTANT!

ACQUISITION OF ASSETS AND LIABILITIES OF

EACH OF

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND

TOUCHSTONE GROWTH & INCOME FUND

TOUCHSTONE VALUE PLUS FUND

each a series of

Touchstone Variable Series Trust

303 Broadway, Suite 1100

Cincinnati, Ohio 45202

(800) 543-0407

BY AND IN EXCHANGE FOR SHARES OF

TOUCHSTONE LARGE CAP CORE EQUITY FUND

a series of

Touchstone Variable Series Trust

303 Broadway, Suite 1100

Cincinnati, Ohio 45202

(800) 543-0407

PROSPECTUS/PROXY STATEMENT

March 31, 2008

This Prospectus/Proxy Statement is being furnished in connection with a proposal which will be submitted to shareholders of the Touchstone Capital Appreciation Fund (“Capital Appreciation”), Touchstone Growth & Income Fund (“Growth & Income”) and Touchstone Value Plus Fund (“Value Plus”) (each of which is referred to individually as a “Merging Fund” and collectively as the “Merging Funds”), each a series of Touchstone Variable Series Trust (the “Trust”), for consideration at Special Meetings of Shareholders to be held on or about April 25, 2008 at 10:00 a.m. Eastern Time at the offices of the Trust, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, and any adjournments thereof (each, a “Meeting”).

Subject to the approval of each Merging Fund’s shareholders, the Trust’s Board of Trustees (the “Board”) has approved the proposed reorganization under which all of the assets of each Merging Fund will be acquired by Touchstone Large Cap Core Equity Fund (“Large Cap Core Equity”), also a series of the Trust (each a “Reorganization”).  In the Reorganization, all of the assets of the Merging Funds will be acquired by Large Cap Core Equity in exchange for shares of Large Cap Core Equity and Large Cap Core Equity will assume all of the liabilities of each Merging Fund.  The Merging Funds and Large Cap Core Equity are sometimes referred to in this Prospectus/Proxy Statement individually as a “Fund” and together as the “Funds.”

The Funds are separate series of the Trust, a Massachusetts business trust, which is registered as an open-end management investment company.

This Prospectus/Proxy Statement explains concisely the information about each Merging Fund and Large Cap Core Equity that you should know before voting on the Reorganization.  Please read it carefully and keep it for future reference.

The following documents have been filed with the Securities and Exchange Commission (“Commission” or “SEC”) and are hereby incorporated into this Prospectus/Proxy Statement by reference:

•                  the Trust’s Prospectus dated May 1, 2007, relating to each Merging Fund and Large Cap Core Equity; and

•                  the Trust’s Statement of Additional Information dated May 1, 2007 relating to each Merging Fund and Large Cap Core Equity; and

•                  the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to shareholders of each Merging Fund and Large Cap Core Equity for the period ended December 31, 2007; and

•                  the Statement of Additional Information dated March 31, 2008 relating to this Prospectus/Proxy Statement and the Reorganization.

This means that such information is legally considered to be part of this Prospectus/Proxy Statement.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES.  ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in Large Cap Core Equity:

•                  is not a deposit of, or guaranteed by, any bank

•                  is not insured by the FDIC, the Federal Reserve Board or any other government agency

•                  is not endorsed by any bank or government agency

•                  involves investment risk, including possible loss of the purchase payment of your original investment

-i-

-ii-

SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATION.  IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU.  TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE PROSPECTUS/PROXY STATEMENT AND THE EXHIBITS.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Trust’s Prospectus and Statement of Additional Information dated May 1, 2007, the copy of the Agreement and Plan of Reorganization (the “Plan”), which is attached to this Prospectus/Proxy Statement as Exhibit A.

Why is the Reorganization being proposed?

The Reorganization is part of a restructuring designed to eliminate the offering of overlapping funds with comparable investment goals and investment strategies that serve as financing vehicles for variable annuity contracts issued by Western & Southern Group and its affiliates and are managed by Touchstone Advisors, Inc., the advisor to the Trust (the “Advisor”).  In addition, the Merging Funds currently lack the asset levels needed to absorb operating expenses.  Each of the Merging Funds is also currently experiencing a net outflow of assets.  The total expense ratio of Large Cap Core Equity, assuming the Reorganization is consummated, will be less than that of each Merging Fund.

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization.  For a complete description of the Reorganization, see Exhibit A.  The Plan generally provides for the following:

•                  the transfer in-kind of all of the assets of each Merging Fund to Large Cap Core Equity in exchange for shares of Large Cap Core Equity;

•                  the assumption by Large Cap Core Equity of all of the liabilities of each Merging Fund; and

•                  the liquidation of each Merging Fund by distribution of shares of Large Cap Core Equity to each Merging Fund’s shareholders.

The Reorganization is expected to be completed on or about April 28, 2008.

After the Reorganization, what shares will I own?

Shareholders of each Merging Fund will own shares of Large Cap Core Equity.  The new shares you receive will have the same total net asset value as your shares of one or more Merging Fund as of the close of business on the day immediately prior to the Reorganization.

How will the Reorganization affect me?

It is anticipated that the Reorganization will benefit you as follows, although no assurance can be given that the Reorganization will result in any such benefits:

LOWER FUND OPERATING EXPENSES:  Effective January 1, 2008, the Advisor has contractually agreed to cap expenses for Large Cap Core Equity, resulting in lower total expense ratios post-Reorganization.  The Total Expense Ratio for Large Cap Core Equity post-Reorganization is anticipated to be lower than the existing Total Expense Ratio for each Merging Fund.  Accordingly, immediately following the Reorganization, each Merging Fund’s shareholders will benefit from lower fund net operating expenses, both before and after the effect of the Advisor’s fee waivers.  Each Merging Fund’s net expenses and Large Cap Core Equity’s (pro forma) net expenses (total annual fund operating expenses less fee waivers and expense reimbursements) at current asset levels and as of the Funds’ most recent fiscal year ended December 31, 2007 are as follows:

Capital Appreciation	Growth & Income	Value Plus	Large Cap Core Equity	Large Cap Core Equity (Pro Forma)*
1.13%	1.10%	1.40%	1.00%	1.00%

* The pro forma expenses shown above reflect the Large Cap Core Equity’s expense cap which is effective through at least January 1, 2009.

OPERATING EFFICIENCIES:  After the Reorganization, Large Cap Core Equity may achieve increased operating efficiencies because it will have a greater level of combined assets than each of the Merging Funds.  As of December 31, 2007, the Funds’ total net assets were as follows:

Capital Appreciation	Growth & Income	Value Plus	Large Cap Core Equity	Large Cap Core Equity (Pro Forma)*
$35 million	$25 million	$13 million	$25 million	$98 million

*Based on Large Cap Core Equity’s anticipated level of assets after the Reorganization.

When combined, Large Cap Core Equity asset size could lead to operating efficiencies and lower operating costs for the Funds’ shareholders.  It is anticipated that the larger, combined asset size potentially will enable the Funds to achieve better diversification.  In addition, a larger asset size may enable the pro forma Large Cap Core Equity to experience lower total annual operating expenses as certain fixed expenses are spread across such larger asset base.

After the Reorganization, the Merging Funds will cease to exist and the value of your shares will depend on the performance of Large Cap Core Equity.  The Advisor will bear the expenses incurred in connection with the Reorganization, except Large Cap Core Equity will pay its own federal and state registration fees and any portfolio transaction costs.

Like each of the Merging Funds, Large Cap Core Equity will declare and pay dividends from net investment income annually and will distribute net realized capital gains at least annually.  These dividends and distributions will continue to be reinvested in the shares of Large Cap Core Equity you receive in the Reorganization or, if you have so elected, distributed in cash or invested in other funds of the Trust.

Will I be able to purchase and sell shares, change my investment options and receive distributions the same way?

The Reorganization will not affect your right to purchase and sell shares and to receive distributions.  After the Reorganization, you will be able to purchase additional shares, redeem shares, and receive distributions of Large Cap Core Equity in the same way you did for your shares of the Merging Funds before the Reorganization.  For more information, see “Purchase Procedures,” “Selling Your Shares” and “Dividend Policy” below.

How does the Board recommend that I vote?

The Board, including those Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Disinterested Trustees”), have concluded that the Reorganization would be in the best interests of each Merging Fund and Large Cap Core Equity, and that shareholders’ interests will not be diluted as a result of the Reorganization.  Accordingly, the Board has submitted the Plan for the approval of the shareholders of each Merging Fund.

THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSED REORGANIZATION.

How do the Funds’ investment goals, principal investment strategies and risks compare?

The investment goals of the Funds are comparable.  The investment goal of each Fund is non-fundamental, which means that it may be changed by vote of the Board without shareholder approval.

The following tables summarize the investment goals and principal investment strategies of each Merging Fund and Large Cap Core Equity as set forth in the Funds’ Prospectus and Statement of Additional Information.

	Investment Goal	Principal Investment Strategies

Capital Appreciation	Capital Appreciation seeks long-term capital appreciation.

Capital Appreciation will invest in a diversified portfolio of common stocks of large cap companies. For purposes of implementing its strategies, the Fund considers a large cap company to have a market capitalization of more than $10 billion. The Fund’s investments may include companies in the technology sector.

In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. It immediately eliminates deeply cyclical stocks, stocks believed to be overvalued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply

	Investment Goal	Principal Investment Strategies

do not understand. The initial screening leaves about 150 stocks, which are assigned to the four co-portfolio managers based on sector.

Growth & Income	Growth & Income seeks to increase the value of Fund shares over the long-term, while receiving dividend income.

Growth & Income generally invests (at least 50% of total assets) in dividend paying common stocks, preferred stocks and convertible securities in a variety of industries. The sub-advisor may purchase securities which do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future. Although the yield of the Fund’s portfolio usually will be greater than the yield of the S&P 500 Index and similar to the yield of a value-oriented benchmark like the Russell 1000 Value Index, not every stock in the Fund will have a premium yield.

The Fund invests in stocks with lower valuations than the broad market that, in the sub-advisor’s view, have good long-term dividend and earnings fundamentals.

The sub-advisor utilizes screening techniques based on price/earnings ratios, financial strength and long-term earnings and dividend growth to identify attractive investment opportunities within a universe of large capitalization equities and American Depository Receipts (“ADRs”). These companies are subject to further fundamental analysis, which enables the sub-advisor to evaluate value oriented and cheap cyclical growth companies that pay little or no dividends.

The Fund may invest up to 20% of its total assets in securities of foreign companies, including ADRs and American Depository Shares (“ADSs”). The Fund may invest up to 20% of its total assets in investment grade non-convertible debt securities or in convertible debt securities rated as low as the highest level of non-investment grade. The Fund may also invest in stocks in the technology sector. The Fund will invest in companies of various sizes.

Value Plus	Value Plus seeks to increase the value of Fund shares over the long-term.

Value Plus invests primarily in common stocks of large cap and mid cap companies that the sub-advisor believes are undervalued. In choosing undervalued stocks, the sub-advisor looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay

	Investment Goal	Principal Investment Strategies

dividends. These may include companies in the technology sector.

The Fund’s securities may be sold when the sub-advisor believes they are overvalued relative to their growth potential, when there is a deterioration in fundamental criteria, or when their price decreases by at least 10% relative to the market.

Large Cap Core Equity	Large Cap Core Equity primarily seeks long-term capital appreciation. Income is a secondary goal.

Large Cap Core Equity invests primarily (at least 80% of its total assets) in common stocks of large cap companies. Shareholders will be provided with at least 60 days’ prior notice of any change in this policy. A large cap company has a market capitalization of more than $10 billion. The Fund’s portfolio will generally consist of approximately 40 to 60 stocks. The Fund’s investments may include companies in the technology sector.

The sub-advisor selects stocks that it believes are attractively valued with active catalysts in place. The sub-advisor uses a database of 4,000 stocks from which to choose the companies that will be selected for the Fund’s portfolio. A specific process is followed to assist the sub-advisor in its selections:

The 4,000 stocks are reduced to 1,000 by screening for the stocks in the Russell 1000 Index. The 1,000 stocks are reduced to 200 by screening for the largest market capitalizations. A model is applied to select stocks that the sub-advisor believes are priced at a discount to their true value. The sub-advisor then searches for those companies that have unrecognized earnings potential versus their competitors. Restructuring announcements, changes in regulations and spot news can be indicators of improved earnings potential.

Stocks are considered for sale if the sub-advisor believes they are overpriced, or if a significant industry or company development forces a re-evaluation of expected earnings. Stocks will be sold if the relative price to intrinsic value reaches 50% or more above the Russell 1000, if a structural event permanently lowers the company’s expected earnings, or if the integrity of accounting is in doubt. The portfolio is rebalanced periodically, or as needed, due to changes in the Russell 1000 or the Fund’s other portfolio securities.

Investment Goal	Principal Investment Strategies

The sub-advisor’s selection process is expected to cause the Fund’s portfolio to have some of the following characteristics:

•    Attractive relative value;
•    Unrecognized earnings potential;
•    Above-average market capitalization;
•    Seasoned management; and
•    Dominant industry position.

Because the Funds have comparable investment goals and investment strategies, they are subject to similar risks.  The principal risks of investing in each Merging Fund and Large Cap Core Equity include:

• Market risk.  A Fund’s share price can fall because of weakness in the broad market, a particular industry or specific holdings. A Fund’s investment performance may also be harmed by potentially rapid changes in the prices of equity securities.

• Small Cap Companies.  Smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.  Because Large Cap Core Equity invests primarily in large cap companies, its investments in small cap companies, and the related risks, are expected to be more limited than those of Value Plus and Growth & Income.

• Mid Cap Companies.  Mid-sized companies may be subject to more abrupt or erratic movements than stocks of larger, more established companies.  Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.  Because Large Cap Core Equity invests primarily in large cap companies, its investments in mid cap companies, and the related risks, are expected to be more limited than those of Value Plus and Growth & Income.

• Large Cap Companies.  Larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

• Technology Securities.  The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk.  Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group.  In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to great degrees of change in their earnings and prospects.

• Investment Style Risk.  Different investment styles such as growth or value investing tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.  Growth oriented funds may underperform when value investing is in favor.

• Real Estate Investment Trusts (“REITs”).  Growth & Income may invest up to 10% of its net assets in REITs.  Large Cap Core Equity is not permitted to invest in REITs.  Investment in REITs is subject to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). REITs are more sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also lose value due to changes in tax or other regulatory requirements.

• Initial Public Offering (“IPO”) Risk.  The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk (i.e., the potential that the Fund may be unable to dispose of the IPO shares promptly or at a reasonable price).

The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectus and Statement of Additional Information relating to the Funds.

How do the Funds’ fees and expenses compare?

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.  The table titled “Annual Fund Operating Expenses” shows you what the fees and expenses are estimated to be assuming the Reorganization takes place.

The fees and expenses for the shares of each Merging Fund and Large Cap Core Equity set forth in the following tables and in the examples are based on the expenses for the Funds for the fiscal year ended December 31, 2007.  The pro forma expenses for Large Cap Core Equity as set forth below are based on what the estimated expenses of the Fund would have been as of December 31, 2007 if the Reorganization had taken place as of that date.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Capital Appreciation	Growth & Income	Value Plus	Large Cap Core Equity	Large Cap Core Equity Pro Forma After Reorganization
Management Fees	0.75%	0.80%	0.75%	0.65%	0.65%
Other Expenses	0.62%	0.69%	0.82%	0.70%	0.70%
Shareholder Service Fees(1)	0.25%	0.25%	0.25%	0.25%	0.25%
Administration Fees	0.20%	0.20%	0.20%	0.20%	0.20%
Other Expenses	0.17%	0.24%	0.37%	0.25%	0.25%
Acquired Fund Fees and Expenses (AFFE)(2)	0.01%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses Before Contractual Fee Waiver/Expense Reimbursement	1.38%	1.49%	1.57%	1.35%	1.35%
Less Contractual Fee Waiver/Expense Reimbursement(3)	0.24%	0.39%	0.17%	0.35%	0.35%
Net Total Operating Expenses (including AFFE)	1.14%	1.10%	1.40%	1.00%	1.00%
Net Total Operating Expenses (excluding AFFE)	1.13%	1.10%	1.40%	1.00%	1.00%

(1)   The table above has been restated to reflect the 0.25% Shareholder Service Fees that were effective January 1, 2008.

(2)   AFFE are not fees or expenses incurred by Capital Appreciation directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund’s investment in those investment companies. AFFE will vary with changes in the expenses of the underlying funds (which may include changes in their fee waiver agreements, if any) as well as the degree to which the Fund invests in underlying funds, and may be higher or lower than the amount shown above.  The impact of AFFE is shown in “Net Total Operating Expenses (including AFFE).”

(3)   Under the Expense Limitation Agreement between the Advisor and the Trust, the Advisor has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Total Operating Expenses (excluding AFFE) to 1.13% for Capital Appreciation, 1.10% for Growth & Income, 1.40% for Value Plus and 1.00% for Large Cap Core Equity. This expense limitation will remain in effect until at least January 1, 2009.

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods.  The examples are intended to help you compare the cost of investing in each Merging Fund versus Large Cap Core Equity and Large Cap Core Equity (Pro Forma), assuming the Reorganization takes place.  The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Examples of Fund Expenses

	One Year	Three Years	Five Years	Ten Years

Capital Appreciation	$116	$413	$732	$1,637
Growth & Income	$112	$433	$776	$1,746
Value Plus	$143	$479	$839	$1,853
Large Cap Core Equity	$102	$393	$706	$1,593
Large Cap Core Equity (Pro Forma)	$102	$393	$706	$1,593

How do the Funds’ performance records compare?

The following bar chart shows how each Merging Fund and Large Cap Core Equity has performed in the past.  A Fund’s past performance does not necessarily indicate how it will perform in the future.

Year-by-Year Total Return (%)

The chart below shows the percentage gain or loss for the shares of Capital Appreciation for the last ten calendar years and since inception for the shares of Value Plus, Growth & Income and Large Cap Core Equity, respectively.  The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Funds are sold.  Inclusion of those fees would reduce the total return figures for all periods.

This chart should give you a general idea of the risks of investing in the Funds by showing how a Fund’s return has varied from year to year.  A Fund can also experience short-term performance swings as indicated in the best and worst quarter information at the bottom of the chart.

Capital Appreciation
Best Quarter: 12/31/98	+34.54%
Worst Quarter: 9/30/01	- 25.67%

Growth & Income
Best Quarter: 6/30/03	+18.86%
Worst Quarter: 9/30/02	- 19.43%

Value Plus
Best Quarter: 6/30/03	+17.72%
Worst Quarter: 9/30/02	- 19.20%

Large Cap Core Equity
Best Quarter: 6/30/03	+18.26%
Worst Quarter: 9/30/02	- 20.30%

The next table lists the average annual total return of each Merging Fund and Large Cap Core Equity shares for the past calendar year and since inception (through December 31, 2007).  This table includes the effects of Fund expenses and is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with an appropriate widely recognized index of securities, a description of which can be found following the table.  An index does not reflect fees or expenses.  It is not possible to invest directly in an index.

Average Annual Total Returns (for the periods ended 12/31/2007)

	1 Year	5 Years	10 Years or Since Inception(1)

CAPITAL APPRECIATION
Average Annual Total Return	0.90%	12.37%	2.50%
S&P 500 Index(2)	5.49%	12.81%	5.90%

GROWTH & INCOME
Average Annual Total Return	3.92%	11.97%	5.57%
Russell 1000 Value Index(3)	-0.17%	14.63%	6.83%

VALUE PLUS
Average Annual Total Return	-4.07%	10.97%	4.10%
Russell 1000 Value Index	-0.17%	14.63%	6.65%

LARGE CAP CORE EQUITY
Average Annual Total Return	5.32%	12.38%	2.73%
Dow Jones Industrial Average(4)	8.88%	12.23%	4.54%

(1)Returns shown for Growth & Income and Large Cap Core Equity are since each Fund’s inception on January 1, 1999 and May 1, 1999, respectively.

(2)The S&P 500 Index is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index reflects no deductions for fees, expenses or taxes.  You cannot invest directly in an index.

(3)The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values (The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Index reflects no deductions for fees, expenses or taxes.  You cannot invest directly in an index.

(4)The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks.  The Index reflects no deductions for fees, expenses or taxes.  You cannot invest directly in an index.

Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.  Important information about Large Cap Core Equity is also contained in management’s discussion of Large Cap Core Equity’s performance that appears in the most recent Annual Report of the Trust relating to the Fund.

Who will be the investment advisor of my Fund after the Reorganization?  What will the advisory and sub-advisory fees be after the Reorganization?

Management of the Funds

The Board is responsible for and supervises the overall management of each Merging Fund and Large Cap Core Equity.

Advisor

Touchstone Advisors, Inc. is the investment advisor for each Merging Fund and Large Cap Core Equity.  The Advisor has contracted with the Sub-Advisors (as defined below) to make the day-to-day investment decisions for each of the Funds.  The Advisor is responsible for overseeing the Trust’s sub-advisors, including each Sub-Advisor, and for making recommendations to the Board relating to hiring and replacing the sub-advisors.  As of December 31, 2007, the Advisor had assets under management of approximately $8.277 billion.  The Advisor is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval.  The Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or the Advisor other than by reason of serving as a sub-advisor to one or more Touchstone Funds.

Sub-Advisors

Capital Appreciation

Eagle Asset Management, Inc. (“Eagle”) serves as Sub-Advisor to Capital Appreciation.  Eagle is located at 880 Carillon Parkway, St. Petersburg, FL 33716.  Eagle has been a registered investment advisor since 1984 and has managed Capital Appreciation since November 1, 2003.

Growth & Income

Deutsche Investment Management Americas Inc. (“DIMA”) serves as Sub-Advisor to Growth & Income.  DIMA is located at 345 Park Avenue, New York, NY 10154.  DIMA has been a registered investment advisor since 1940 and has managed Growth & Income since its inception.

Value Plus

Fort Washington Investment Advisors, Inc. (“Fort Washington”) serves as Sub-Advisor to Value Plus.  Fort Washington is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.  Fort Washington has been a registered investment advisor since 1990 and has managed the Value Plus since its inception.

Large Cap Core Equity

Upon the Reorganization, Large Cap Core Equity will continue to be solely managed by its current Sub-Advisor, Todd Investment Advisors, Inc. (“Todd”). Todd is located at 101 South Fifth Street, Suite 3160, Louisville, KY 40202. Todd has been a registered investment advisor since 1967 and has managed Large Cap Core Equity (formerly Enhanced Dividend 30 Fund) since its inception.

John J. White, CFA, Portfolio Manager and Curtiss M. Scott, Jr., CFA, President and CEO co-manage the Fund. Mr. Scott has worked at Todd since 1996 and has over 25 years of experience as a large cap portfolio manager. Mr. White has worked at Todd since 2002 and has over 20 years of financial market experience. He worked as a Director of Equity Research and Investment Strategy at Wachovia Securities from 1994 until 2002.

Todd and Fort Washington are affiliates of the Advisor.  Therefore, the Advisor may have a conflict of interest when making decisions to keep Todd or Fort Washington as Sub-Advisor to Large Cap Core Equity or Growth & Income, respectively.  The Board reviews the Advisor’s decisions with respect to the retention of Todd and Fort Washington to reduce the possibility of a conflict of interest situation.

Advisory Fees

Each Fund pays the Advisor a fee for its services at an annual rate that is computed daily and paid monthly based on the Fund’s average daily net assets.  Out of this fee, the Advisor pays each Sub-Advisor a fee for its services. The fee paid to the Advisor by each Fund during the fiscal year ended December 31, 2007 is shown in the table below:

Name of Fund	Fee to Touchstone Advisors (as a % of average daily net assets)
Capital Appreciation	0.75%
Growth & Income*	0.80%
Value Plus	0.75%
Large Cap Core Equity	0.65%

* Reflects the advisory fee at asset level as of December 31, 2007.  Breakpoints in advisory fees apply as follows:  0.80% on the first $150 million of average daily net assets and 0.75% on such assets in excess of $150 million.

The Advisor may, at its discretion, reduce or waive its fee or reimburse each Fund for certain of its other expenses in order to reduce the expense ratios.  The Advisor has contractually agreed to waive fees and reimburse expenses in order to limit the Funds’ annual operating expenses. However, for purposes of these waivers, the cost of AFFE, if any, is excluded from the Advisor’s waiver obligations.  Fee waivers and/or expense reimbursements are calculated and applied monthly, based on each Fund’s average net assets during such month.  These fee waivers and expense reimbursements will remain in effect until January 1, 2009.

Upon the Reorganization, Large Cap Core Equity will pay the Advisor a monthly investment advisory fee at the annual rate of 0.65%.

Sub-Advisory Fees

Under the terms of the Sub-Advisory Agreements, Eagle, DIMA, Fort Washington and Todd are paid by the Advisor for providing sub-advisory services to their respective Funds.  The Advisor pays Eagle 0.40%, DIMA 0.50%, Fort Washington 0.45% and Todd 0.325%, at annual rates that are paid monthly based on each respective Fund’s average daily net assets.  A Fund does not pay a fee to its Sub-Advisor.

Upon the Reorganization, Large Cap Core Equity will pay Todd a monthly investment advisory fee at the annual rate of 0.325%.

What will be the primary federal tax consequences of the Reorganization?

While the Reorganization is not structured as a tax-free reorganization with respect to the Funds themselves for purposes of federal tax, to the extent that contract holders are beneficial owners of the Merging Funds through tax-deferred variable annuity and/or insurance products, the Reorganization will not result in a taxable event for federal income tax purposes.

RISKS

Are the risk factors for the Merging Funds and Large Cap Core Equity similar?

Yes.  The risk factors are similar due to the comparable investment goals and investment strategies of each Merging Fund and Large Cap Core Equity.

What are the primary risks of investing in each Fund?

An investment in the Funds is subject to certain risks.  There is no assurance that the investment performance of any Fund will be positive or that the Funds will meet their investment goals.  Loss of money is a risk of investing in any of these Funds.  The following discussions highlight the primary risks associated with an investment in each Fund.

Market Risk. Each Fund normally invests its assets primarily in common stocks and is subject to the market risk.  Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company’s operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. In addition, stocks fall into three broad market capitalization categories – large cap, mid cap and small cap. Investing primarily in one category carries the risk that due to market conditions, that category may be out of favor. For example, if valuations of large cap companies appear to be greatly out of proportion to the valuations of smaller cap companies, investors may migrate to the stocks of smaller-sized companies, causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. The prices of stocks tend to go up and down more than the prices of bonds.

Market Capitalization Risk.  Capital Appreciation invests in a diversified portfolio of securities of companies with market capitalizations of more than $10 billion. Large Cap Core Equity normally invests at least 80% of the Fund’s assets in the securities of companies with market capitalizations of more than $10 billion (large capitalization companies).  Value Plus invests in securities of both large capitalization and mid capitalization companies (companies with market capitalizations of more than $2 billion but less than $10 billion).  Growth & Income invests in securities of both mid capitalization and small capitalization companies (companies with market capitalizations of less than $2 billion).  Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor.

•

Small Cap Companies. Smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects. Because Large Cap Core Equity invests primarily in large cap companies, its investments in small cap companies, and the related risks, are expected to be more limited than those of Value Plus and Growth & Income.

•	Mid Cap Companies. Mid-sized companies may be subject to more abrupt or erratic movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market. Because Large Cap Core Equity invests primarily in large cap companies, its investments in mid cap companies, and the related risks, are expected to be more limited than those of Value Plus and Growth & Income.

•

Large Cap Companies. Larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investment Style Risk.  Except for Capital Appreciation, each Fund invests in “value” stocks.  Capital Appreciation invests in “growth” stocks.  Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include value and growth investing.

Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds may underperform when growth investing is in favor.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Real Estate Investment Trusts (“REITs”).  While Growth & Income may invest up to 10% of its net assets in REITs, Large Cap Core Equity is not permitted to invest in REITs.  Investment in REITs is subject to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). REITs are more sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also lose value due to changes in tax or other regulatory requirements.

Technology Securities.  Each Fund may invest in securities of the technology sector.  The value of technology securities may fluctuate dramatically, and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products may be subject to competitive pressures and aggressive pricing and may become obsolete, and the risk that new products will not meet expectations or even reach the market.

Initial Public Offering (“IPO”) Risk.  Each Fund may invest in securities offered as part of an issuer’s IPO.  The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk (i.e., the potential that the Fund may be unable to dispose of the IPO shares promptly or at a reasonable price). When a Fund’s asset base is small, a significant portion of its performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of investments in IPOs on the Fund’s performance probably will decline, which could reduce performance.

Are there any other risks of investing in a Fund?

Foreign Risk.  Each Fund may be subject to foreign risk.  Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements and other considerations. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

Emerging Market Countries.  Each Fund may be subject to emerging market countries risk.  Investments in countries that are still relatively underdeveloped involve exposure to economic structures that are generally less diverse and mature than those in the U.S. and to political and legal systems that may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries. Economic or political changes may cause larger price changes in these securities than in other foreign securities.

Other Investment Companies. To the extent consistent with their respective investment objectives and policies, the Funds may invest in securities issued by other investment companies, including money market funds, index funds, “country funds” (i.e., funds that invest primarily in issuers located in a specific foreign country or region), iShares(R), SPDRs and similar securities of other issuers. Investments by a Fund in other investment companies will be subject to the limitations of the 1940 Act. As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that investment company. In addition, it would bear a proportionate share of any fees and expenses paid by that investment company. These would be in addition to the advisory and other fees paid directly by the Fund.

The Advisor has received an exemptive order from the SEC that permits each Fund to invest its uninvested cash or cash collateral in one or more affiliated money market funds. Each Fund may invest up to 25% of its total assets in affiliated money market funds, subject to that Fund’s investment limitations and certain other conditions pursuant to the exemptive order.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

The Reorganization is part of a restructuring designed to eliminate the offering of overlapping funds with comparable investment goals and investment strategies that serve as financing vehicles for variable annuity contracts issued by Western & Southern Group and its affiliates and are managed by the Advisor.  In addition, the Merging Funds currently lack the asset levels needed to absorb operating expenses.  Each of the Merging Funds is also currently experiencing a net outflow of assets.  The total expense ratio of Large Cap Core Equity, assuming the Reorganization is consummated, will be less than those of each Merging Fund.

At a regular meeting held on November 15, 2007, the Board, including the Disinterested Trustees, considered and approved the Reorganization, and in doing so determined that the Reorganization was in the best interests of shareholders of each Merging Fund and Large Cap Core Equity, and further determined that the interests of existing shareholders of each Merging Fund and Large Cap Core Equity will not be diluted as a result of the transaction contemplated by the Reorganization.  In evaluating the Reorganization, the Board requested and reviewed, with the assistance of independent legal counsel, materials furnished by the Advisor.  These materials included written information regarding operations and financial conditions of the Funds and principal terms and conditions of the Reorganization.  The Board noted that Large Cap Core Equity will have comparable investment goals and investment strategies to those of the Merging Funds.  In addition, on a pro forma basis after the Reorganization, the total expense ratio of Large Cap Core Equity is anticipated to be lower than that of each Merging Fund.

The Board was also advised that as of October 31, 2007, the Funds had net assets as follows:

Capital Appreciation	Growth & Income	Value Plus	Large Cap Core Equity	Large Cap Core Equity (Pro Forma)*
$37.4 million	$26.8 million	$14.8 million	$27.2 million	$106.2 million

Representatives of the Advisor suggested that, if the Reorganization is approved, the Funds’ combined assets could lead to operating efficiencies and lower operating costs for the Funds’ shareholders.  Accordingly, by merging the Funds, shareholders would enjoy a greater asset base over which fund expenses may be spread.  The Board considered that if the Plan is approved, shareholders of each Merging Fund would realize an immediate reduction in the net operating expenses paid on their investment, while recognizing that there can be no assurance that additional future operational savings will be realized.

In addition, the Board considered, among other things:

•	the terms and conditions of the Reorganization;
•	the investment advisory and other fees paid by the Funds and the projected expense ratios of Large Cap Core Equity as compared with those of each Merging Fund;
•

the advice and recommendation of the Advisor, including its opinion that in light of the foregoing, the Reorganization would be in the best interests of each Merging Fund, Large Cap Core Equity and their shareholders;

•	the expenses of the Reorganization would not be borne by the Merging Funds’ shareholders;
•	the comparable investment goals and investment strategies of the Funds and their compatibility with each other;

•	the fact that Large Cap Core Equity will assume all of the liabilities of each Merging Fund;
•	the potential benefits to shareholders, including potential for future operating efficiencies, which may be achieved after the Reorganization; and
•	alternatives available to shareholders of each Merging Fund, including the ability to redeem their shares or exchange their shares for other series of the Trust.

During their consideration of the Reorganization, the Board was advised by Fund counsel and counsel to the Disinterested Trustees regarding the legal issues involved.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Board concluded that the Reorganization would be in the best interests of each Merging Fund, Large Cap Core Equity and their respective shareholders, and that the interests of each Fund’s respective shareholders would not be diluted as a result of the Reorganization.  Consequently, they approved the Plan and directed that the Plan be submitted to shareholders of each Merging Fund for approval.

The Board, including the Disinterested Trustees, has also approved the Plan on behalf of Large Cap Core Equity.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan (a copy of which is attached as Exhibit A to this Prospectus/Proxy Statement).

The Plan provides that all of the assets of each Merging Fund will be acquired by Large Cap Core Equity in exchange for shares of Large Cap Core Equity, and the assumption by Large Cap Core Equity of all of the liabilities of each Merging Fund on or about April 28, 2008 or such other date as may be agreed upon by the parties (the “Closing Date”).  Prior to the Closing Date, each Merging Fund will endeavor to discharge all of its known liabilities and obligations.  Each Merging Fund will prepare an unaudited statement of its assets and liabilities as of the close of business on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on the business day immediately preceding the Closing Date (the “Valuation Date”).

At or prior to the Closing Date, each Merging Fund will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to a Fund’s shareholders all of the Fund’s investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund’s net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

The number of full and fractional shares of Large Cap Core Equity to be received by the shareholders of each Merging Fund will be determined by multiplying each number of outstanding shares of each Merging Fund by a ratio which shall be computed by dividing the net asset value per share of the shares of each Merging Fund by the net asset value per share of the shares of Large Cap Core Equity.  These computations will take place as of the Valuation Date.

JPMorgan, the accounting agent of the Funds, will compute the value of each Fund’s respective portfolio of securities.  The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Large Cap Core Equity, Rule 22c-1 under the 1940 Act, and the interpretations of that Rule by the staff of the SEC’s Division of Investment Management.

On or as soon after the Closing Date as conveniently practicable, each Merging Fund will liquidate and distribute pro rata to the shareholders of record determined as of the close of business on the Valuation Date the full and fractional shares of Large Cap Core Equity received by each Merging Fund.  The liquidation and distribution will be accomplished by the establishment of accounts in the names of each Merging Fund’s shareholders on Large Cap Core Equity’s share records of its transfer agent.  Each account will represent the respective pro rata number of full and fractional shares of Large Cap Core Equity due to each Merging Fund’s shareholders.  All issued and outstanding shares of each Merging Fund will be canceled.  The shares of Large Cap Core Equity to be issued will have no preemptive or conversion rights and no share certificates will be issued.  After these distributions and the winding up of its affairs, each Merging Fund will be terminated as a series of the Trust.

The consummation of a Reorganization is subject to the conditions set forth in the Plan, including approval, as applicable, by each Merging Fund’s shareholders, accuracy of various representations and warranties and receipt of opinions of counsel.  Notwithstanding the approval of each Merging Fund’s shareholders, the Plan may be terminated: (a) by the mutual agreement of a Merging Fund and Large Cap Core Equity; or (b) at or prior to the Closing Date by either party (1) because of a breach by the other party of any representation, warranty or agreement contained in the Plan to be performed at or prior to the Closing Date, if not cured within 30 days, or (2) because a condition expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.  To the extent permitted by law and subject to the terms of the Plan, the Funds may also agree to terminate and abandon the Plan at any time before the approval of each Merging Fund’s shareholders.  Following the Meeting, no amendment may be made to the Plan that would have the effect of changing the provisions for determining the number of the shares of Large Cap Core Equity to be issued to the shareholders of each Merging Fund without shareholder approval.  Any material amendment to the Plan is subject to review by the Board to ensure that it is in the best interest of the shareholders of each Fund.

Whether or not the Reorganization is consummated, the Advisor will bear the expenses incurred in connection with the Reorganization.

If a Merging Fund’s shareholders do not approve the Reorganization, the Board will consider other possible courses of action in the best interests of that Fund’s shareholders.

Pro Forma Capitalization

The following table sets forth the capitalization of each Merging Fund and Large Cap Core Equity, and the capitalization of Large Cap Core Equity on a pro forma basis as of December 31, 2007,

giving effect to the proposed acquisition of assets at net asset value.  The pro forma data reflects an exchange ratio of approximately 1.35 shares, for each share of Capital Appreciation, 0.87 shares, for each share of Growth & Income and 1.09 shares, for each share of Value Plus, respectively.

	Capital Appreciation	Growth & Income	Value Plus	Large Cap Core Equity	Large Cap Core Equity (pro forma)
Net Assets	$35,066,795	$25,022,580	$13,297,329	$25,362,232	$98,748,936
Shares Outstanding	2,313,971	2,559,100	1,091,769	2,260,393	8,801,097
Net Asset Value Per Share	$15.15	$9.78	$12.18	$11.22	$11.22

The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Purchase Procedures

You cannot buy shares of the Funds directly. You can invest indirectly in the Funds through your purchase of a variable annuity contract or variable life policy. You should read this prospectus and the prospectus of the variable annuity contract or variable life policy carefully before you choose your investment options.

Investor Alert: The Trust reserves the right to refuse any purchase order that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

Selling Your Shares

To meet various obligations under the contracts, the separate accounts may sell Fund shares to generate cash. For example, a separate account may sell Fund shares and use the proceeds to pay a contract owner who requested a partial withdrawal or who canceled a contract. Proceeds from the sale are usually sent to the separate account on the next business day. The Funds may suspend sales of shares or postpone payment dates when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as otherwise permitted by the SEC.

Dividend Policy

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains.  Each Fund’s dividends are distributed and paid annually.  Distributions of any capital gains earned by a Fund will be made at least annually.

For more information about dividends and other distributions in connection with any investment in a variable annuity contract or variable life policy, see the prospectus for your variable annuity contract or variable life policy.

After the Reorganization, shareholders of a Merging Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Large Cap Core Equity reinvested in the shares of Large Cap Core Equity received. Shareholders of a Merging Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Large Cap Core Equity in cash after the Reorganization, although they may, after the Reorganization, elect to have such dividends and/or distributions reinvested in additional shares of Large Cap Core Equity.

Each Fund has qualified to be treated as a regulated investment company under the Code.  To remain qualified as a regulated investment company, a Fund must, among other things, distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code.  While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders of record, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders of record.

Tax Information

Because you do not own shares of the Funds directly, your tax situation is not likely to be affected by a Fund’s distributions.  The separate accounts, which issue your variable annuity contract or variable life policy, as the owner of the Funds’ shares, may be affected. Each Fund’s distributions may be taxed as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). Each Fund’s distributions may be subject to federal income tax whether distributions are reinvested in Fund shares or received as cash.

For more information about the tax consequences of an investment in a variable annuity contract or variable life policy, see the prospectus for your variable annuity contract or variable life policy.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

The operations of the Trust are governed by its Amended and Restated Agreement and Declaration of Trust, as amended (“Declaration of Trust”), its Amended and Restated By-Laws, and applicable Massachusetts law.  The organizational documents of the Trust are referred to generically in this section of the Prospectus/Proxy Statement as the Declaration of Trust and By-Laws.  Shareholders entitled to vote at the Meeting may obtain a copy of the Trust’s Declaration of Trust and By-Laws, without charge, upon written or oral request to the Trust at the address and telephone number set forth on the cover of this Prospectus/Proxy Statement.  The following information summarizes shareholders’ rights under the Amended and Restated Declaration of Trust and Amended and Restated By-Laws.  The rights of each Merging Fund’s shareholders and Large Cap Core Equity shareholders are the same under these documents.

Form of Organization

As noted above, the Trust is organized as a Massachusetts business trust.  The Trust is an open-end management investment company registered with the SEC under the 1940 Act, and is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act.  The series of the Trust consist of each Merging Fund, Large Cap Core Equity and other mutual funds of various asset classes.  The Trust is governed by its Declaration of Trust, By-Laws, Board and applicable Massachusetts and federal laws.

Capitalization

The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest, no par value per share, of one or more series.  The Declaration of Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval.  Fractional shares may be issued by each Fund.

Each Fund offers one share class.  Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Board, as applicable.  Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions that affect only their particular Fund.

Shareholder Meetings and Voting Rights

The Trust on behalf of a Merging Fund or Large Cap Core Equity is not required to hold annual meetings of shareholders.  However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Trust.  Special meetings of the Trust shall be called upon the written request of shareholders owning at least 25% of the shares then outstanding.  In addition, the Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. The Trust does not currently intend to hold regular shareholder meetings.  Cumulative voting is not permitted in the election of Trustees of the Trust.

Approval of a matter by the shareholders of the Trust requires, when a quorum is present at a meeting, the affirmative vote of a majority (greater than 50%) of the shares voted, and a plurality of the shares voted is required to elect a Trustee (unless a larger vote is required by the applicable governing documents or other law, including the 1940 Act).  A Trustee of the Trust may be removed at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by vote of a majority of the Trustees.

Under the Declaration of Trust, a Shareholder of each series or class shall be entitled to one vote for each dollar of net asset value (number of Shares owned times net asset value per Share) of such series or class owned by such Shareholder, on each matter on which such Shareholder is entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote.

The Declaration of Trust provides that the Board may, to the extent consistent with applicable law, cause the Trust or a Fund to be merged or consolidated with another trust or company.

Limitation of Shareholder Liability

Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust have any power to bind personally any shareholder, nor, except as specifically provided in the Declaration of Trust, to call upon any shareholder for the payment of any sum of money or assessment other than the shareholder may personally agree to pay.

Liquidation

In the event of the liquidation of the Trust or a Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust or the Fund over the liabilities belonging to the Trust or the Fund.  The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them on the date of distribution.  The liquidation of any particular Fund may be authorized by vote of a majority of the Trustees then in office subject to the approval of a majority of the outstanding voting shares of that Fund, as defined in the 1940 Act.

Liability and Indemnification of Trustees

The Declaration of Trust provides that: (1) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, shareholder servicing or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (2) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of the Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such  advice; and (3) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a contracting party appointed by the Trustees pursuant to the Declaration of Trust.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust, its By-Laws and Massachusetts law and is not a complete description of those documents or law.  Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Massachusetts law directly for more complete information.

VOTING INFORMATION CONCERNING THE MEETING

This Prospectus/Proxy Statement is being sent to shareholders of each Merging Fund in connection with a solicitation of proxies by the Trustees of the Trust, to be used at the Meeting to be held at 10:00 a.m. Eastern Time, April 25, 2008, at the offices of the Trust, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, and at any adjournments thereof.  This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of each Merging Fund on or about March 31, 2008.

The Board has fixed the close of business on February 29, 2008 as the record date (the “Record Date”) for determining the shareholders of each Merging Fund entitled to receive notice of the Meeting and to vote, and for determining the number of shares for which such instructions may be given, with respect to the Meeting or any adjournment thereof.

In voting for a Reorganization, a shareholder of each series or class shall be entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share) of such series or class owned by such Shareholder, on each matter on which such shareholder is entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote.

Proxies may be revoked by executing and delivering a later-dated signed proxy to the Secretary of the Trust at the address set forth on the cover page of this Prospectus/Proxy Statement, or by attending the Meeting in person and voting your shares.  Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of a Reorganization.

If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement or attend in person.  Guidelines on voting by proxy card are included immediately after the Notice of Special Meeting.

If the enclosed proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the interest represented by the proxy card in accordance with the instructions marked on the returned proxy card. Proxy cards that are properly executed and returned but are not marked with voting instructions will be voted FOR the Reorganization and FOR any other matters deemed appropriate.

Approval of a Reorganization will require the affirmative vote of the lesser of (i) 67% of a Merging Fund’s shares represented at the Meeting if more than 50% of the outstanding shares is represented, or (ii) shares representing more than 50% of a Merging Fund’s outstanding shares.  Fifty percent (50%) of each Merging Fund’s shares entitled to vote constitutes a quorum for a Merging Fund, but any lesser number is sufficient for adjourning sessions.

Proxy solicitations will be made primarily by mail, but beginning on or about March 31, 2008, proxy solicitations may also be made by telephone, Internet or personal solicitations conducted by officers and employees of the Advisor, its affiliates or other representatives of the Funds (who will not be paid for their soliciting activities).  In addition, proxy solicitations may be made by Broadridge, the Trust’s proxy solicitor.  The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by the Advisor whether or not shareholders approve the Reorganization.  Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

Proxies that reflect abstentions and “broker non-votes” (i.e., shares held by brokers or nominees as to which: (i) instructions have not been received from the beneficial owners or the persons entitled to vote; and (ii) the broker or nominee does not have discretionary voting power on a particular matter will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will have the effect of being counted as votes against the proposal.

If shareholders of a Merging Fund do not vote to approve the Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of that Merging Fund’s shareholders.  If sufficient votes to approve a Reorganization are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions.  In determining whether to adjourn the Meeting, the following factors may be considered:  the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation.  Any adjournment will require an affirmative vote of any lesser number of a majority of those shares represented at the Meeting in person or by proxy.  Abstentions and broker non-votes will have the effect of being counted as votes against the proposal at any adjournment. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

A shareholder of a Merging Fund who objects to the proposed Reorganization will not be entitled under either Massachusetts law or the Declaration of Trust to demand payment for, or an appraisal of, his or her shares.  However, shareholders should be aware that a Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes.  In addition, if the Reorganization is consummated, shareholders will be free to redeem the shares of Large Cap Core Equity that they receive in the transaction at their then-current net asset value.  Shares of a Merging Fund may be redeemed at any time prior to the Reorganization.  Shareholders of a Merging Fund may wish to consult their tax advisors as to any different consequences of redeeming or exchanging their shares prior to the Reorganization.

If the Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust at the address set forth on the cover page of this Prospectus/Proxy Statement so that they will be received by the Trust in a reasonable period of time prior to that meeting.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise a Merging Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.

The votes of the shareholders of Large Cap Core Equity are not being solicited by this Prospectus/Proxy Statement, and a vote of that Fund’s shareholders is not required to carry out the Reorganization.

Shareholder Information

The shareholders of each Merging Fund at the close of business on February 29, 2008 will be entitled to be present and vote at the Meeting with respect to shares of a Merging Fund owned as of the Record Date.  As of the Record Date, the Merging Funds had the following number of shares outstanding:

Fund	Number of Shares
Capital Appreciation
Growth & Income
Value Plus

As of February 29, 2008, the officers and Trustees of the Trust beneficially owned as a group less than 1% of the outstanding shares of each Merging Fund.

Control Persons and Principal Holders of Securities

On February 29, 2008, to the knowledge of the Board and management of the Trust, other than as set forth below, no person owned beneficially or of record more than 5% of each Merging Fund’s outstanding shares.

CAPITAL APPRECIATION

Name and Address	Number of Shares	Percent of Fund

GROWTH & INCOME

Name and Address	Number of Shares	Percent of Fund

VALUE PLUS

Name and Address	Number of Shares	Percent of Fund

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of the Trust for the fiscal year ended December 31, 2007 and the financial statements and financial highlights for the periods indicated therein have been incorporated by reference herein and in the Registration Statement in reliance upon the report of Ernst & Young LLP, independent registered public accountants, incorporated by reference herein, given upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION

Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the SEC:

Information about each Fund: Prospectus of the Trust relating to each Merging Fund and Large Cap Core Equity, dated May 1, 2007	How to Obtain this Information: Copies are available upon request and without charge if you:

Statement of Additional Information of the Trust relating to each Merging Fund and Large Cap Core Equity, dated May 1, 2007

Annual Report of the Trust relating to each Merging Fund and Large Cap Core Equity for the fiscal year ended December 31, 2007

Write to the Trust at the address listed on the cover page of this Prospectus/Proxy Statement;

Call (800) 543-0407 toll-free; or

Access the Touchstone Investments website at http://www.touchstoneinvestments.com.

Information about the Reorganization: Statement of Additional Information dated March 31, 2008, which relates to this Prospectus/Proxy Statement and the Reorganization

How to Obtain this Information:

Copies are available upon request and without charge if you:

Write to the Trust at the address listed on the cover page of this Prospectus/Proxy Statement;

Call (800) 543-0407 toll-free; or

Access the Touchstone Investments website at http://www.touchstoneinvestments.com.

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy materials and charter documents with the SEC.  These items can be inspected and copied at the Public Reference Facilities maintained by the SEC in Washington, D.C., and at the SEC’s Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202-2656; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036-3648.  Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C.  20549.

OTHER BUSINESS

The Board does not intend to present any other business at the Meeting.  If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

THE BOARD UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN AND ANY UNMARKED PROXY CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 15th day of November 2007, by and between Touchstone Variable Series Trust, a Massachusetts business trust, with its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio  45202 (the “Trust”), with respect to its Touchstone Large Cap Core Equity Fund (formerly named Touchstone Enhanced Dividend 30 Fund) (the “Acquiring Fund”), and its Touchstone Eagle Capital Appreciation Fund, Touchstone Growth & Income Fund and Touchstone Value Plus Fund (each a “Selling Fund,” and when used collectively with the “Acquiring Fund,” the “Funds”).

Each reorganization (a “Reorganization”) will consist of: (i) the transfer of all of the assets of each Selling Fund in exchange solely for shares of beneficial interest, without par value, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of all of the liabilities of each Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of each Selling Fund in liquidation of each Selling Fund as set forth below, all upon the terms and conditions hereinafter set forth in this Agreement:

Reorganizing/Selling Fund Shares	Surviving/Acquiring Fund Shares

Touchstone Eagle Capital Appreciation Fund	Touchstone Large Cap Core Equity Fund

Touchstone Growth & Income Fund	Touchstone Large Cap Core Equity Fund

Touchstone Value Plus Fund	Touchstone Large Cap Core Equity Fund

WHEREAS, each Selling Fund and the Acquiring Fund are each a separate investment series of the Trust and each Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, each Selling Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Trustees of the Trust, including a majority of Trustees that are not “interested persons,” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust have determined that the transactions contemplated herein are in the best interests of the Funds and that the interests of the Funds’ respective existing shareholders will not be diluted as a result;

NOW, THEREFORE, in consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF EACH SELLING FUND IN EXCHANGE FOR

THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND

LIABILITIES AND LIQUIDATION OF EACH SELLING FUND

1.1           THE EXCHANGE.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Selling Fund agrees to transfer all of each Selling Fund’s assets as set forth in paragraph 1.2 to the Acquiring Fund.  The Acquiring Fund agrees in exchange for each Selling Fund’s assets: (i) to deliver to each Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume all of the liabilities of each Selling Fund, as set forth in paragraph 1.3.  Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

1.2           ASSETS TO BE ACQUIRED.  The assets of each Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by each Selling Fund and any deferred or prepaid expenses shown as an asset on the books of each Selling Fund on the Closing Date.

Each Selling Fund has provided the Acquiring Fund with its most recent unaudited financial statements, which contain a list of all of each Selling Fund’s assets as of the date thereof.  Each Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.  Each Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish each Selling Fund with a list of the securities, if any, on each Selling Fund’s list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund’s investment objectives, policies, and restrictions.  Each Selling Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments.  In the event that each Selling Fund holds any investments that the Acquiring Fund may not hold, each Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that each Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, each Selling Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.  Notwithstanding the foregoing, nothing herein will require each Selling Fund to dispose of any investments or securities if, in the reasonable judgment of each Selling Fund, such disposition would violate each Selling Fund’s fiduciary duty to its shareholders.

1.3           LIABILITIES TO BE ASSUMED.  Each Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Fund shall assume all of each Selling Fund’s liabilities reflected on a Statement of Assets and Liabilities prepared on behalf of each Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period, and other obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

1.4           LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), (a) each Selling Fund will liquidate and distribute pro rata to each Selling Fund’s shareholders of record, determined as of the close of business on the Valuation Date (the “Selling Fund Shareholders”), the Acquiring Fund Shares received by each Selling Fund pursuant to paragraph 1.1; and (b) each Selling Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below.  Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of each Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of each Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such Shareholders.  All issued and outstanding shares of each Selling Fund will simultaneously be canceled on the books of each Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5           OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.  Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14 which has been distributed to shareholders of each Selling Fund as described in paragraph 4.1(o).

1.6           TRANSFER TAXES.  Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of each Selling Fund shares on the books of each Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7           REPORTING RESPONSIBILITY.  Any reporting responsibility of each Selling Fund is and shall remain the responsibility of each Selling Fund up to and including the Closing Date and such later date on which each Selling Fund is terminated.

1.8           TERMINATION.  The Fund shall take all necessary and appropriate steps under applicable law to terminate each Selling Fund promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1           VALUATION OF ASSETS.  The value of each Selling Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day immediately preceding the Closing Date or such earlier or later date and time as may be mutually agreed by an authorized officer of each of the parties (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2           VALUATION OF SHARES.  The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information.

2.3           SHARES TO BE ISSUED.  The number of full and fractional Acquiring Fund Shares to be issued in exchange for each Selling Fund’s assets shall be determined by multiplying the outstanding shares of each Selling Fund by the ratio computed by dividing the net asset value per share of each Selling Fund for each class by the net asset value per share of the Acquiring Fund for each class on the Valuation Date, determined in accordance with paragraph 2.2. Shareholders of record of Shares of each Selling Fund at the Closing Date shall be credited with full and fractional Shares of the Acquiring Fund.

2.4           DETERMINATION OF VALUE.  All computations of value shall be made by JPMorgan Chase, the Funds’ accounting agent, in accordance with its regular practice in pricing the shares and assets of the Funds.

ARTICLE III

CLOSING AND CLOSING DATE

3.1           CLOSING DATE. The closing of the Reorganization (the “Closing”) shall take place on or about April 28, 2008 or such other date as the parties may agree to in writing (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided.  The Closing shall be held as of 8:00 a.m. Eastern Time at the offices of the Trust or at such other time and/or place as the parties may agree.

3.2           EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or each Selling Fund shall be closed to trading, or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or each Selling Fund is impracticable, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.3           TRANSFER AGENT’S CERTIFICATE.  Each Selling Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of each Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent to issue and deliver, to the Secretary of the Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to each Selling Fund that such Acquiring Fund Shares have been credited to each Selling Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

3.4           CUSTODIAN’S CERTIFICATE.  Brown Brothers Harriman & Co. (“BBH”), as custodian for each Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that: (a) each Selling Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to its respective Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provisions for payment shall have been made, in conjunction with the delivery of portfolio securities by each Selling Fund.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1           REPRESENTATIONS OF EACH SELLING FUND.  Each Selling Fund represents and warrants to the Acquiring Fund as follows:

(a)           Each Selling Fund is a separate investment series of the Trust, a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts.

(b)           Each Selling Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c)           The current prospectus and statement of additional information of each Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)           Each Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which each Selling Fund is a party or by which it is bound.

(e)           Each Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

(f)            Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against each Selling Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or its ability to carry out the transactions contemplated by this Agreement. Each Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(g)           The audited financial statements of each Selling Fund as of December 31, 2007 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of each Selling Fund as of such date, and there are no known contingent liabilities of each Selling Fund as of such date not disclosed therein.

(h)           Since December 31, 2007, there has not been any material adverse change in each Selling Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by each Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of each Selling Fund shall not constitute a material adverse change.

(i)            At the Closing Date, all federal and other tax returns and reports of each Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof.  To the best of each Selling Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to such returns.

(j)            For each fiscal year of its operation, each Selling Fund has met, and will continue to meet through the Closing Date, the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for qualification and treatment as a regulated investment company and has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward).

(k)           All issued and outstanding shares of each Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by each Selling Fund.  All of the issued and outstanding shares of each Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. Each Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of each Selling Fund shares, nor is there outstanding any security convertible into any of each Selling Fund shares.

(l)            At the Closing Date, each Selling Fund will have good and marketable title to each Selling Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(m)          The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of each Selling Fund and, subject to approval by each Selling Fund’s shareholders, this Agreement constitutes a valid and binding obligation of each Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(n)           The information furnished by each Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(o)           Each Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of each Selling Fund (the “Prospectus/Proxy Statement”), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act in connection with the meeting of the shareholders of each Selling Fund to approve this Agreement and the transactions contemplated hereby.  The Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the Acquiring Fund and any other fund described therein other than each Selling Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

4.2           REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to each Selling Fund as follows:

(a)           The Acquiring Fund is a separate investment series of the Trust, a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts.

(b)           The Acquiring Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)           The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)           The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)           Except as otherwise disclosed in writing and accepted by each Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or its ability to carry out the transactions contemplated by this Agreement.  The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(f)            The audited financial statements of the Acquiring Fund as of December 31, 2007 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to each Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(g)           Since December 31, 2007, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by each Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h)           At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof.  To the best of the Acquiring Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to such returns.

(i)            For each fiscal year of its operation, the Acquiring Fund has met, and will continue to meet through the Closing Date, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, and has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward).

(j)            All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable.  The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(k)           The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(l)            The Acquiring Fund Shares to be issued and delivered to each Selling Fund, for the account of each Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(m)          The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

(n)           The Prospectus/Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(o)           The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND EACH SELLING FUND

5.1           OPERATION IN ORDINARY COURSE.  The Acquiring Fund and each Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

5.2           APPROVAL BY SHAREHOLDERS.  The Trust will call a meeting of the shareholders of each Selling Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3           INVESTMENT REPRESENTATION.  Each Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4           ADDITIONAL INFORMATION.  Each Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of each Selling Fund shares.

5.5           FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and each Selling Fund will each take, or cause to be taken, all action, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6           STATEMENT OF EARNINGS AND PROFITS.  As promptly as practicable, but in any case within sixty (60) days after the Closing Date, each Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of each Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of section 381 of the Code, and certified by the Fund’s President, Vice President or Treasurer.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH SELLING FUND

The obligations of each Selling Fund to separately consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further condition:

6.1           All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to each Selling Fund a certificate executed in its name by the Fund’s President or Vice President, in form and substance reasonably satisfactory to each Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as each Selling Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by each Selling Fund, separately, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1           All representations and warranties of each Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and each Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Fund’s President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2           Each Selling Fund shall have delivered to the Acquiring Fund a statement of each Selling Fund’s assets and liabilities, together with a list of each Selling Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of each Selling Fund.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING

FUND AND EACH SELLING FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Funds, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1           This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of each Selling Fund, respectively, in accordance with the provisions of the Trust’s Agreement and Declaration of Trust and By-Laws, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the respective Selling Fund may waive the conditions set forth in this paragraph 8.1.

8.2           On the Closing Date, the Commission shall not have issued an unfavorable report under section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under section 25(c) of the 1940 Act, and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3           All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or each Selling Fund, provided that either party hereto may for itself waive any of such conditions.

8.4           The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5           Each Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to each Selling Fund Shareholders all of each Selling Fund’s investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

8.6           The Funds shall have received on the Closing Date an opinion of Morgan, Lewis & Bockius LLP, in a form reasonably satisfactory to the Funds, covering the following points:

(a)           The Funds are separate investment series of the Trust, which is duly organized and validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(b)           The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)           This Agreement has been duly authorized, executed and delivered by the Funds and is a valid and binding obligation of each of each Selling Fund and the Acquiring Fund enforceable against the other in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d)           To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Funds of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

(e)           To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Funds or any of its respective properties or assets, and neither Fund is a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, that materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

(f)            Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of each Fund’s registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Funds are legally issued and fully paid and non-assessable.

Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and each Selling Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.

ARTICLE IX

EXPENSES

9.1           Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by each Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne and paid by Touchstone Advisors, Inc., the investment advisor to the Funds.  Such expenses include, without limitation: (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which each Selling Fund Shareholders are residents as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction.  All such fees and expenses so borne and paid by Touchstone Advisors, Inc. shall be solely and directly related to the transactions contemplated by this Agreement and shall be paid directly by Touchstone Advisors, Inc. to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187.

Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees and any portfolio transaction costs.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1         The Acquiring Fund and each Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2         The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1         This Agreement may be terminated by the mutual agreement of the Acquiring Fund and each Selling Fund. In addition, either the Acquiring Fund or each Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)           of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

(b)           a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2         In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, each Selling Fund, the Trust, or their Trustees or officers to the other party.  In such event, Touchstone Advisors, Inc. shall bear the expenses incurred by each Selling Fund and the Acquiring Fund incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII

AMENDMENTS

12.1         This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Fund; provided, however, that following the meeting of shareholders of each Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to each Selling Fund Shareholders under this Agreement to the detriment of such Selling Fund Shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1         The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2         This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3         This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

13.4         This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5         With respect to the Fund, the name used herein refers respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Massachusetts, which are hereby referred to and are also on file at the principal offices of the Fund.  The obligations of the Fund entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Fund, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Fund personally, but bind only the trust property, and all persons dealing with each Selling Fund and the Acquiring Fund must look solely to the trust property belonging to each Selling Fund and the Acquiring Fund for the enforcement of any claims against each Selling Fund and the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

TOUCHSTONE VARIABLE SERIES TRUST ON BEHALF OF TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND

By:

Name: Jill T. McGruder
Title: President

TOUCHSTONE VARIABLE SERIES TRUST ON BEHALF OF TOUCHSTONE GROWTH & INCOME FUND

By:

Name: Jill T. McGruder
Title: President

TOUCHSTONE VARIABLE SERIES TRUST ON BEHALF OF TOUCHSTONE VALUE PLUS FUND

By:

Name: Jill T. McGruder
Title: President

TOUCHSTONE VARIABLE SERIES TRUST ON BEHALF OF TOUCHSTONE LARGE CAP CORE EQUITY FUND

By:

Name: Jill T. McGruder
Title: President

STATEMENT OF ADDITIONAL INFORMATION

March 31, 2008

Acquisition of Assets of

Each of

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND

TOUCHSTONE GROWTH & INCOME FUND

TOUCHSTONE VALUE PLUS FUND

each a series of

TOUCHSTONE VARIABLE SERIES TRUST

303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(800) 543-0407

By and In Exchange For Shares of

TOUCHSTONE LARGE CAP CORE EQUITY FUND

a series of

TOUCHSTONE VARIABLE SERIES TRUST
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(800) 543-0407

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated March 31, 2008, relating specifically to the proposed transfer of all of the assets and liabilities of Touchstone Eagle Capital Appreciation Fund (“Capital Appreciation”), Touchstone Growth & Income Fund (“Growth & Income”) and Touchstone Value Plus Fund (“Value Plus”) (each of which is referred to individually as a “Merging Fund” and collectively as the “Merging Funds”), each a series of Touchstone Variable Series Trust (the “Trust”), in exchange for shares of Touchstone Large Cap Core Equity Fund (the “Large Cap Core Equity”), also a series of the Trust, and the assumption by the Large Cap Core Equity of all of the liabilities of each Merging Fund.  The transfer is to occur pursuant to an Agreement and Plan of Reorganization.  This Statement of Additional Information consists of this cover page and the following documents attached hereto and incorporated by reference herein:

(1)  The Statement of Additional Information of the Trust relating to each Merging Fund and Large Cap Core Equity dated May 1, 2007; and

(2)  Annual Report of the Trust relating to each Merging Fund and Large Cap Core Equity for the period ended December 31, 2007.

A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.

The Pro Forma Financial Statements for the Reorganization are provided on the following pages.

PRO FORMA FINANCIAL INFORMATION

Touchstone Variable Series Trust

Touchstone Large Cap Core Equity Fund

Pro Forma Combining Statement of Assets and Liabilities

December 31, 2007

(Unaudited)

							Pro Forma
							Touchstone
	Touchstone	Touchstone		Touchstone			Variable Series Trust
	Eagle Capital	Growth &	Touchstone	Large Cap			Large Cap
	Appreciation	Income	Value Plus	Core Equity	Pro Forma		Core Equity
	Fund	Fund	Fund	Fund	Adjustments		Fund
Assets:
Investments, at cost	$34,685,852	$23,960,236	$13,797,505	$25,223,714	$5,112,028	(A)	$102,779,335
Affiliated securities, at market value	$3,178,669	$445,489	$331,241	$163,570	$		$4,118,969
Non-affiliated securities, at market value	33,022,507	25,418,017	14,117,631	26,102,211			98,660,366
Investments, at market value - including $767,846, $723,681, $1,100,266 and $873,237 of securities loaned for the Eagle Capital Appreciation Fund, Growth & Income Fund, Value Plus Fund and Large Cap Core Equity Fund, repectively.	$36,201,176	$25,863,506	$14,448,872	$26,265,781	$—		$102,779,335
Receivable for:
Dividends	38,885	36,083	11,452	42,550			128,970
Interest	14,374	1,888	1,564	1,646			19,472
Fund shares sold	—	—	1,282	181			1,463
Securities lending income	—	149	525	179			853
Total Assets	36,254,435	25,901,626	14,463,695	26,310,337	—		102,930,093

Liabilities:
Payable for:
Return of collateral for securities on loan	791,772	738,889	1,134,316	913,360			3,578,337
Fund shares redeemed	22,668	104,139	4,034	3,465			134,306
Investments purchased	323,726	—	—	—			323,726
Payable to Investment Advisor	22,601	12,779	5,100	8,030			48,510
Payable to other affiliates	7,181	2,863	3,248	3,243			16,535
Payable to Trustees	2,052	2,357	2,055	2,798			9,262
Other accrued expenses	17,640	18,019	17,613	17,209			70,481
Total Liabilities	1,187,640	879,046	1,166,366	948,105	—		4,181,157

Net Assets	$35,066,795	$25,022,580	$13,297,329	$25,362,232	$—		$98,748,936

Net assets consist of:
Paid-in capital	$36,565,245	$21,551,155	$14,298,105	$20,588,649	$		$93,003,154
Accumulated net investment income	463,116	470,207	188,179	499,159			1,620,661
Accumulated net realized gains (losses) on investments	(3,476,890)	1,097,948	(1,840,322)	3,232,357	5,112,028	(A)	4,125,121
Net unrealized appreciation on investments	1,515,324	1,903,270	651,367	1,042,067	(5,112,028	)(A)	—
Net Assets	$35,066,795	$25,022,580	$13,297,329	$25,362,232	$—		$98,748,936

Shares Outstanding	2,313,971	2,559,100	1,091,769	2,260,393	6,540,704		8,801,097

Net Asset Value Per Share	$15.15	$9.78	$12.18	$11.22	$		$11.22

(A) Due to taxable reorganization

See accompanying pro forma notes to combining financial statements.

2

Touchstone Variable Series Trust

Touchstone Large Cap Core Equity Fund

Pro Forma Combining Statements of Operations

For the Twelve Months Ended December 31, 2007

(Unaudited)

							Pro Forma
							Touchstone
	Touchstone	Touchstone		Touchstone			Variable Series Trust
	Eagle Capital	Growth &	Touchstone	Large Cap			Large Cap
	Appreciation	Income	Value Plus	Core Equity	Pro Forma		Core Equity
	Fund	Fund	Fund	Fund	Adjustments		Fund
Investment Income:
Dividends from affiliated securities	$113,204	$34,961	$12,444	$25,632	$		$186,241
Dividends from non-affiliated securities (1)	643,987	666,050	364,281	669,134			2,343,452
Interest	95	52	289	2			438
Income from securities loaned	2,691	1,831	5,345	489			10,356
Total Investment Income	759,977	702,894	382,359	695,257	—		2,540,487

Expenses
Investment advisory fees	261,882	219,010	126,738	169,918	(92,976	)(A)	684,572
Administration fees	69,836	54,753	33,697	52,283			210,569
Compliance fees and expenses	1,646	1,372	1,729	2,009	(3,506	)(C)	3,250
Custody fees	3,153	4,090	3,533	4,099			14,875
Professional fees	17,263	17,656	16,304	16,844	(45,000	)(C)	23,067
Transfer Agent fees	30,000	30,000	30,000	30,000	(90,000	)(C)	30,000
Trustee fees	5,554	5,377	4,752	5,501	(14,309	)(B)	6,875
Other expenses	6,365	8,103	6,428	6,991	(12,000	)(C)	15,887
Total Expenses	395,699	340,361	223,181	287,645	(257,791)		989,095
Fees waived by the Investment Advisor	—	(52,921)	—	(39,264)	57,856	(A)	(34,329)
Fees waived by the Administrator	(25,685)	(54,753)	(28,045)	(52,283)			(160,766)
Fees reduced by Custodian	(3,153)	—	(956)	—			(4,109)
Net Expenses	366,861	232,687	194,180	196,098	(199,935)		789,891

Net Investment Income	393,116	470,207	188,179	499,159	199,935		1,750,596

Realized and Unrealized Gains (Losses) on Investments
Net realized gains from investments	2,174,819	1,146,788	1,908,501	3,632,052	5,112,028	(D)	13,974,188
Net change in unrealized appreciation/depreciation on investments	(2,774,675)	(505,859)	(2,690,958)	(2,848,575)	(5,112,028	)(D)	(13,932,095)
Net Realized and Unrealized Gains (Losses) on Investments	(599,856)	640,929	(782,457)	783,477	—		42,093

Net Increase (Decrease) in Net Assets from Operations	$(206,740)	$1,111,136	$(594,278)	$1,282,636	$199,935		$1,792,689

(1) Net of foreign tax withholding of:	$—	$—	$2,322	$—	$		$2,322

(A) Based on contract in effect for the legal surviving fund.
(B) Based on Trustee compensation plan for the Trust divided by remaining number of funds.
(C) Decrease due to the elimination of duplicate expenses achieved by merging the funds.
(D) Due to taxable reorganization

See accompanying pro forma notes to combining financial statements.

3

Touchstone Variable Series Trust

Touchstone Large Cap Core Equity Fund

Pro Forma Supplemental Expense and Total Return Information

(Unaudited)

In lieu of providing full pro forma financial scenarios for all possible combinations of the proposed merger, the expense ratio and total return data listed below represent combining and surviving ratios and total return rates for all possible merger combinations if shareholder’s approval is not received by each fund.

	Expense Ratio			Total Return
	Twelve Months Ended December 31,			Twelve Months Ended December 31,
Fund	2005	2006	2007	2005	2006	2007

Combination #1
Touchstone Eagle Capital Appreciation Fund	1.05%	1.05%	1.05%	0.05%	16.81%	0.90%
Touchstone Growth & Income Fund	0.85%	0.85%	0.85%	1.86%	13.67%	3.92%
Touchstone Value Plus Fund	1.15%	1.15%	1.15%	2.17%	19.72%	-4.07%
Touchstone Large Cap Core Equity Fund	0.75%	0.75%	0.75%	-3.06%	26.57%	5.32%

Pro Forma Touchstone Large Cap Core Equity Fund	0.75%	0.75%	0.75%	-3.06%	26.57%	5.32%

Combination #2
Touchstone Eagle Capital Appreciation Fund	1.05%	1.05%	1.05%	0.05%	16.81%	0.90%
Touchstone Large Cap Core Equity Fund	0.75%	0.75%	0.75%	-3.06%	26.57%	5.32%

Pro Forma Touchstone Large Cap Core Equity Fund	0.75%	0.75%	0.75%	-3.06%	26.57%	5.32%

Combination #3
Touchstone Growth & Income Fund	0.85%	0.85%	0.85%	1.86%	13.67%	3.92%
Touchstone Large Cap Core Equity Fund	0.75%	0.75%	0.75%	-3.06%	26.57%	5.32%

Pro Forma Touchstone Large Cap Core Equity Fund	0.75%	0.75%	0.75%	-3.06%	26.57%	5.32%

Combination #4
Touchstone Value Plus Fund	1.15%	1.15%	1.15%	2.17%	19.72%	-4.07%
Touchstone Large Cap Core Equity Fund	0.75%	0.75%	0.75%	-3.06%	26.57%	5.32%

Pro Forma Touchstone Large Cap Core Equity Fund	0.75%	0.75%	0.75%	-3.06%	26.57%	5.32%

Combination #5
Touchstone Eagle Capital Appreciation Fund	1.05%	1.05%	1.05%	0.05%	16.81%	0.90%
Touchstone Growth & Income Fund	0.85%	0.85%	0.85%	1.86%	13.67%	3.92%
Touchstone Large Cap Core Equity Fund	0.75%	0.75%	0.75%	-3.06%	26.57%	5.32%

Pro Forma Touchstone Large Cap Core Equity Fund	0.75%	0.75%	0.75%	-3.06%	26.57%	5.32%

Combination #6
Touchstone Eagle Capital Appreciation Fund	1.05%	1.05%	1.05%	0.05%	16.81%	0.90%
Touchstone Value Plus Fund	1.15%	1.15%	1.15%	2.17%	19.72%	-4.07%
Touchstone Large Cap Core Equity Fund	0.75%	0.75%	0.75%	-3.06%	26.57%	5.32%

Pro Forma Touchstone Large Cap Core Equity Fund	0.75%	0.75%	0.75%	-3.06%	26.57%	5.32%

Combination #7
Touchstone Growth & Income Fund	0.85%	0.85%	0.85%	1.86%	13.67%	3.92%
Touchstone Value Plus Fund	1.15%	1.15%	1.15%	2.17%	19.72%	-4.07%
Touchstone Large Cap Core Equity Fund	0.75%	0.75%	0.75%	-3.06%	26.57%	5.32%

Pro Forma Touchstone Large Cap Core Equity Fund	0.75%	0.75%	0.75%	-3.06%	26.57%	5.32%

4

Touchstone Variable Series Trust

Touchstone Large Cap Core Equity Fund

Pro Forma Combining Portfolio of Investments

December 31, 2007

(Unaudited)

	Touchstone Eagle Capital Appreciation Fund		Touchstone Growth & Income Fund		Touchstone Value Plus Fund		Touchstone Large Cap Core Equity Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Variable Series Trust Large Cap Core Equity Fund
	Shares	Value	Shares	Value	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Common Stocks — 92.5% (A)
Autos and Transportation — 1.2% (A)
Norfolk Southern Corp.	0	0	0	0	6,688	337,343	0	0			6,688	337,343
United Parcel Service, Inc. - Class B	9,480	670,426	0	0	0	0	0	0			9,480	670,426
Werner Enterprises, Inc.†	0	0	0	0	14,342	244,244	0	0			14,342	244,244
		670,426		0		581,587		0				1,252,013

Consumer Discretionary — 9.8% (A)
Abercrombie & Fitch Co.	0	0	5,000	399,850	0	0	0	0			5,000	399,850
Best Buy Co., Inc.	0	0	0	0	0	0	15,924	838,399			15,924	838,399
Carnival Corp.	0	0	7,900	351,471	0	0	0	0			7,900	351,471
Home Depot, Inc.	0	0	0	0	1,194	32,166	0	0			1,194	32,166
Idearc, Inc.†	0	0	12,330	216,515	0	0	0	0			12,330	216,515
Kimberly-Clark Corp.	9,955	690,280	0	0	0	0	11,854	821,956			21,809	1,512,236
Kohl’s Corp.*	0	0	3,700	169,460	0	0	0	0			3,700	169,460
McDonald’s Corp.	19,790	1,165,829	0	0	0	0	0	0			19,790	1,165,829
Omnicom Group, Inc.	23,010	1,093,665	0	0	0	0	0	0			23,010	1,093,665
Pinnacle Entertainment, Inc.*	0	0	8,700	204,972	0	0	0	0			8,700	204,972
Sears Holdings Corp.*†	0	0	0	0	1,817	185,425	0	0			1,817	185,425
Sony Corp. - ADR	0	0	0	0	8,012	435,052	0	0			8,012	435,052
Target Corp.	0	0	0	0	0	0	13,143	657,150			13,143	657,150
Time Warner Cable, Inc. - Class A*	0	0	0	0	12,534	345,938	0	0			12,534	345,938
Viacom, Inc. - Class B*	17,380	763,330	0	0	0	0	0	0			17,380	763,330
Wal-Mart Stores, Inc.	10,810	513,799	0	0	0	0	0	0			10,810	513,799
Waste Management, Inc.*	31,170	1,018,324	0	0	0	0	0	0			31,170	1,018,324
Wolseley PLC - ADR†	0	0	0	0	14,550	211,121	0	0			14,550	211,121
		5,245,227		1,342,268		1,209,702		2,317,505				10,114,702

Consumer Staples — 4.8% (A)
Altria Group	0	0	10,400	786,032	0	0	11,085	837,805			21,485	1,623,837
Cadbury Schweppes PLC - ADR	0	0	0	0	13,340	658,596	0	0			13,340	658,596
Casey’s General Stores, Inc.	0	0	0	0	3,593	106,389	0	0			3,593	106,389
Dean Foods Co.	0	0	9,100	235,326	0	0	0	0			9,100	235,326
Diageo plc- ADR†	0	0	6,100	523,563	0	0	0	0			6,100	523,563
Kraft Foods, Inc. - Class A	0	0	0	0	11,953	390,026	24,988	815,358			36,941	1,205,384
Unilever NV	0	0	7,500	273,450	0	0	0	0			7,500	273,450
UST, Inc.	0	0	5,500	301,400	0	0	0	0			5,500	301,400
		0		2,119,771		1,155,011		1,653,163				4,927,945

Energy — 9.1% (A)
BP plc - ADR†	14,980	1,096,087	0	0	0	0	0	0			14,980	1,096,087
Chevron Corp.	0	0	2,525	235,658	0	0	10,706	999,191			13,231	1,234,849
ConocoPhillips	0	0	2,850	251,655	3,679	324,856	11,483	1,013,949			18,012	1,590,460
Eni S.p.A. - ADR	0	0	0	0	7,203	521,714	0	0			7,203	521,714
Exxon Mobil Corp.	0	0	12,800	1,199,232	4,238	397,058	10,558	989,179			27,596	2,585,469
Hess Corp.	0	0	3,000	302,580	0	0	0	0			3,000	302,580
Marathon Oil Corp.	0	0	4,200	255,612	0	0	14,869	904,927			19,069	1,160,539
Repsol YPF, S.A. - ADR	0	0	0	0	9,270	330,290	0	0			9,270	330,290
Schlumberger Ltd.	0	0	1,250	122,963	0	0	0	0			1,250	122,963
Swift Energy Co.*	0	0	0	0	9,367	413,178	0	0			9,367	413,178
		1,096,087		2,367,700		1,987,096		3,907,246				9,358,129

Financial Services — 18.8% (A)
AFLAC, Inc.	0	0	0	0	0	0	14,660	918,155			14,660	918,155
Allstate Corp.	0	0	8,800	459,624	0	0	13,307	695,025			22,107	1,154,649
American Express Co.	12,290	639,326	0	0	0	0	14,425	750,389			26,715	1,389,715
American International Group, Inc.	25,285	1,474,115	10,900	635,470	4,528	263,982	0	0			40,713	2,373,567
Ameriprise Financial, Inc.	0	0	5,800	319,638	0	0	0	0			5,800	319,638
Bank of America Corp.	30,305	1,250,383	18,079	745,940	8,445	348,441	15,541	641,222			72,370	2,985,986
BB&T	0	0	4,600	141,082	0	0	0	0			4,600	141,082
Citigroup, Inc.	0	0	9,925	292,192	10,159	299,081	0	0			20,084	591,273
Discover Financial Services	0	0	8,400	126,672	0	0	0	0			8,400	126,672
FelCor Lodging Trust, Inc.	0	0	6,600	102,894	0	0	0	0			6,600	102,894
Goldman Sachs Group, Inc.	4,250	913,963	1,850	397,843	0	0	0	0			6,100	1,311,806
Host Hotels & Resorts, Inc.	0	0	8,700	148,248	0	0	0	0			8,700	148,248
J.P. Morgan Chase & Co.	0	0	17,500	763,874	16,337	713,110	0	0			33,837	1,476,984
Lazard Ltd. - Class A	0	0	3,700	150,516	0	0	0	0			3,700	150,516
Lincoln National Corp.	0	0	4,400	256,168	0	0	0	0			4,400	256,168
Loews Corp.	0	0	12,800	644,352	0	0	0	0			12,800	644,352
Merrill Lynch & Co., Inc.	8,820	473,458	0	0	4,165	223,577	0	0			12,985	697,035
Morgan Stanley	0	0	5,200	276,172	0	0	0	0			5,200	276,172
National City Corp.	0	0	0	0	8,552	140,766	0	0			8,552	140,766
New York Community Bancorp, Inc.†	0	0	20,800	365,664	0	0	0	0			20,800	365,664
PNC Financial Services Group	0	0	7,300	479,245	0	0	0	0			7,300	479,245
State Street Corp.	10,740	872,088	0	0	0	0	0	0			10,740	872,088
TD Ameritrade Holding Corp.*	0	0	13,400	268,804	0	0	0	0			13,400	268,804
Wachovia Corp.	35,320	1,343,219	0	0	0	0	0	0			35,320	1,343,219
Wells Fargo & Co.	0	0	4,700	141,893	0	0	21,696	655,002			26,396	796,895
		6,966,552		6,716,291		1,988,957		3,659,793				19,331,593

5

Touchstone Variable Series Trust

Touchstone Large Cap Core Equity Fund

Pro Forma Combining Portfolio of Investments

December 31, 2007

(Unaudited)

Health Care — 14.7% (A)
Abbott Laboratories	0	0	7,650	429,548	0	0	0	0		7,650	429,548
Amgen, Inc.*	0	0	0	0	8,525	395,901	0	0		8,525	395,901
Baxter International, Inc.	0	0	8,175	474,559	0	0	0	0		8,175	474,559
Cardinal Health, Inc.	0	0	0	0	0	0	10,935	631,496		10,935	631,496
Covidien Ltd.	6,268	277,610	0	0	0	0	0	0		6,268	277,610
CVS Corp.	35,400	1,407,150	16,000	636,000	0	0	0	0		51,400	2,043,150
Genzyme Corp.*	20,020	1,490,289	0	0	0	0	0	0		20,020	1,490,289
Johnson & Johnson	16,740	1,116,558	0	0	6,541	436,285	11,290	753,043		34,571	2,305,886
Merck & Co., Inc.	0	0	13,000	755,429	0	0	0	0		13,000	755,429
Novartis AG - ADR	0	0	6,200	336,722	9,353	507,962	0	0		15,553	844,684
Pfizer, Inc.	62,000	1,409,260	10,100	229,573	0	0	0	0		72,100	1,638,833
Sanofli-Aventis - ADR	0	0	0	0	6,616	301,226	0	0		6,616	301,226
UnitedHealth Group, Inc.	0	0	4,800	279,360	0	0	14,697	855,366		19,497	1,134,726
Wellpoint, Inc.*	0	0	0	0	0	0	9,596	841,857		9,596	841,857
Wyeth	14,375	635,231	7,100	313,749	0	0	0	0		21,475	948,980
Zimmer Holdings, Inc.*	9,080	600,642	0	0	0	0	0	0		9,080	600,642
		6,936,740		3,454,940		1,641,374		3,081,762			15,114,816

Materials and Processing — 2.8% (A)
Alcoa, Inc.	0	0	12,300	449,565	0	0	0	0		12,300	449,565
Amcor Ltd. - ADR	0	0	0	0	13,343	323,824	0	0		13,343	323,824
Du Pont (E.I.) De Nemours	0	0	0	0	0	0	18,513	816,238		18,513	816,238
Ferro Corp.	0	0	0	0	21,035	436,055	0	0		21,035	436,055
Packaging Corp of America	0	0	9,500	267,900	0	0	0	0		9,500	267,900
Textron, Inc.	0	0	8,500	606,050	0	0	0	0		8,500	606,050
		0		1,323,515		759,879		816,238			2,899,632

Other — 0.4% (A)
iShares Dow Jones U.S. Financial Sector Index Fund†	0	0	0	0	3,965	373,265	0	0		3,965	373,265
		0		0		373,265		0			373,265

Producer Durables — 12.1% (A)
Applied Materials, Inc.	40,035	711,022	0	0	0	0	45,623	810,264		85,658	1,521,286
Emerson Electric Co.	0	0	6,700	379,622	0	0	0	0		6,700	379,622
General Electric Co.	50,850	1,885,009	21,300	789,591	12,903	478,315	21,824	809,016		106,877	3,961,931
Honeywell International*	0	0	7,500	461,775	0	0	15,358	945,592		22,858	1,407,367
Illinois Tool Works, Inc.†	0	0	0	0	0	0	16,475	882,072		16,475	882,072
Lexmark International, Inc.*†	0	0	0	0	9,169	319,631	0	0		9,169	319,631
Nokia Oyj - ADR	0	0	15,300	587,367	0	0	0	0		15,300	587,367
Plantronics, Inc.	0	0	0	0	13,724	356,824	0	0		13,724	356,824
Tyco International Ltd.	15,638	620,047	0	0	0	0	0	0		15,638	620,047
United Technologies Corp.	18,630	1,425,940	0	0	0	0	12,348	945,116		30,978	2,371,056
		4,642,018		2,218,355		1,154,770		4,392,060			12,407,203

Technology — 10.6% (A)
Autodesk, Inc.*	0	0	4,300	213,968	0	0	0	0		4,300	213,968
Cisco Systems, Inc.*	0	0	0	0	0	0	30,558	827,205		30,558	827,205
Harris Corp.	0	0	5,700	357,276	0	0	0	0		5,700	357,276
Hewlett-Packard Co.	0	0	0	0	0	0	17,627	889,811		17,627	889,811
Intel Corp.*	0	0	0	0	5,342	142,418	33,555	894,576		38,897	1,036,994
Microsoft Corp.	51,255	1,824,678	17,000	605,200	0	0	24,286	864,582		92,541	3,294,460
Motorola, Inc.	64,370	1,032,495	0	0	22,568	361,990	0	0		86,938	1,394,485
Oracle Corp.*	52,385	1,182,853	0	0	0	0	41,155	929,279		93,540	2,112,132
Symantec Corp.*	0	0	17,700	285,678	0	0	0	0		17,700	285,678
Taiwan Semiconductor - ADR	0	0	29,800	296,808	0	0	0	0		29,800	296,808
Tyco Electronics Ltd.	5,808	215,651	0	0	0	0	0	0		5,808	215,651
		4,255,677		1,758,930		504,408		4,405,453			10,924,468

Utilities — 8.2% (A)
AT&T, Inc.	0	0	29,500	1,226,020	0	0	22,994	955,631		52,494	2,181,651
Citizens Communications Co.	0	0	23,500	299,155	0	0	0	0		23,500	299,155
Comcast Corp. - Class A*	58,865	1,074,875	0	0	0	0	0	0		58,865	1,074,875
Deutsche Telekom AG - ADR	0	0	0	0	22,265	482,483	0	0		22,265	482,483
Duke Energy Corp.	0	0	15,900	320,703	0	0	0	0		15,900	320,703
E. ON AG - ADR	0	0	0	0	7,453	523,572	0	0		7,453	523,572
FPL Group, Inc.	0	0	10,300	697,001	0	0	0	0		10,300	697,001
France Telecom SA	0	0	0	0	6,908	246,132	0	0		6,908	246,132
Sprint Nextel Corp.	102,295	1,343,133	0	0	0	0	0	0		102,295	1,343,133
Verizon Communications, Inc.	0		19,100	834,479	8,585	375,079	0	0		27,685	1,209,558
		2,418,008		3,377,358		1,627,266		955,631			8,378,263

Total Common Stocks		32,230,735		24,679,128		12,983,315		25,188,851			95,082,029

Investment Funds — 7.5% (A)
BBH Securities Lending Fund**	791,772	791,772	738,889	738,889	1,134,316	1,134,316	913,360	913,360		3,578,337	3,578,337
Touchstone Institutional Money Market Fund^	3,178,669	3,178,669	445,489	445,489	331,241	331,241	163,570	163,570		4,118,969	4,118,969
Total Investment Funds		3,970,441		1,184,378		1,465,557		1,076,930			7,697,306

Total Investment Securities — 100.0% (A) (Cost $102,779,335) (B)		$36,201,176		$25,863,506		$14,448,872		$26,265,781	$		$102,779,335

*	Non-income producing security.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
†	All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2007, was $3,465,030.
**	Represents collateral for securities loaned.
(A)	Calculated based on total investment securities at market value of the Pro Forma Combined Touchstone Large Cap Core Equity Fund.
(B)	Due to taxable reorganization.

See accompanying pro forma notes to combining financial statements.

6

Touchstone Variable Series Trust

Touchstone Large Cap Core Equity Fund

Pro Forma Notes to Combining Financial Statements

December 31, 2007

(Unaudited)

Description of the Fund

                The acquiring fund, Touchstone Large Cap Core Equity Fund, a series of Touchstone Variable Series Trust (“Acquiring Fund”), is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company portfolio.  The target funds, Touchstone Eagle Capital Appreciation Fund, Touchstone Growth & Income Fund and Touchstone Value Plus Fund, each, a series of Touchstone Variable Series Trust (“Target Funds”), are registered under the Investment Company Act of 1940, as amended, as open-end, management investment company portfolios of the Touchstone Variable Series Trust.

Basis of Combination

The accompanying unaudited pro forma financial statements are presented to show the effect of the transfer of assets and liabilities of the Target Funds in exchange for shares of the Acquiring Fund (for purposes of maintaining the financial statements and performance).

Under the terms of the Plan of Reorganization, the combination of the Acquiring Fund and Target Funds will be accounted for by the method of accounting for taxable mergers of investment companies.  The statement of assets and liabilities and the related statement of operations of the Acquiring Fund and Target Funds have been combined as of and for the twelve months ended December 31, 2007.  Following the acquisition, the Acquiring Fund will be the accounting survivor. In accordance with U.S. generally accepted accounting principles (“GAAP”), the fair value of the assets of the Target Funds will become the cost basis of such assets transferred to the Acquiring Fund on the date of combination and the results of operations for pre-combination periods of the Acquiring Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of Acquiring Fund and Target Funds included in their respective annual reports dated December 31, 2007.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Target Funds by Acquiring Fund had taken place as of January 1, 2007.

Securities Valuation

Equity securities listed on national securities exchanges are valued at the last sale price as of the close of business on the day the securities are being valued.  Over-the-counter securities are valued at the last sales price.  Money market instruments and other debt securities with maturities of 60 days or less are valued at amortized cost.  In the absence of readily available market quotations, securities are valued at fair value under procedures established by and under the general supervision of the Board of Trustees.

Capital Shares

The pro forma net asset value per share assumes the issuance of shares of Acquiring Fund that would have been issued at December 31, 2007, in connection with the proposed reorganization.  The number of shares assumed to be issued is equal to the net asset value of shares of Target Funds, as of December 31, 2007, divided by the net asset value per share of the shares of Acquiring Fund as of December 31, 2007.  The pro forma number of shares outstanding for the combined fund consists of the following at December 31, 2007:

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Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares Post-Combination
2,260,393	6,540,704	8,801,097

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code.  After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

As of December 31, 2007, the Touchstone Eagle Capital Appreciation Fund had capital loss carryforwards of $2,914,083 that expire on December 31, 2010 and the Touchstone Value Plus Fund had capital loss carryforwards of $1,105,493 expiring on December 31, 2010 and $673,276 expiring on December 31, 2011.  As a result of the acquisition, these capital loss carryforwards may be limited as to their use pursuant to IRS regulations.

The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes.

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Touchstone Variable Series Trust

Touchstone Eagle Capital Appreciation Fund

PROXY TABULATOR

TO VOTE BY MAIL

	1)	Read the Prospectus/Proxy Statement.
	2)	Check the appropriate boxes on the reverse
side.
	3)	Sign, date and return the Proxy card in the
envelope provided.

If you vote by Telephone or Internet, please do not return your Proxy card.

[SHAREHOLDER ADDRESS]	SHARES XXX
CONTROL NUMBER XXX
ACCOUNT NUMBER XXX

999 999 999 999 99

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

TO BE HELD ON APRIL 25, 2008

TOUCHSTONE VARIABLE SERIES TRUST

The undersigned shareholder(s) of the Touchstone Eagle Capital Appreciation Fund (the “Fund”), revoking previous proxies, hereby appoint Jay S. Fitton, the attorney and proxy of the undersigned, with full power of substitution and resubstitution, to vote, as indicated herein, all of the shares of the Fund standing in the name of the undersigned at the Special Meeting of Shareholders (the “Meeting”), and at any adjournment thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the Proposal, as more fully described in the Prospectus/Proxy Statement.

The purpose of the Meeting is to consider the Proposal set forth on reverse and to transact such other business as may be properly brought before the Meeting or any adjournments(s) thereof. If you simply sign the proxy without specifying a vote, your shares will be voted in accordance with the recommendation of the Board of Trustees.

This Proxy, when properly executed, will be voted in a manner directed herein by the undersigned.

The undersigned acknowledges receipt with this proxy of a copy of the Notice of the Meeting and the Prospectus/Proxy Statement.

Date:	,2008

Signature(s)	(Sign in the Box)

Please date and sign exactly as the name or names appear on this card.  When signing as attorney, trustee, executor, administrator, custodian, guardian or corporate officer, please give full title.  If shares are held jointly, each shareholder should sign.

                Please fill out box(es) as shown using black or blue ink or number 2 pencil.

                PLEASE DO NOT USE FINE POINT PENS.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES, WHICH
UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” THE PROPOSAL.

Proposal. To approve the reorganization of the Touchstone
Eagle Capital Appreciation Fund into the Touchstone Large Cap	FOR	AGAINST	ABSTAIN
Core Equity Fund.

PLEASE DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

2

Touchstone Variable Series Trust

Touchstone Growth & Income Fund

PROXY TABULATOR

TO VOTE BY MAIL

	1)	Read the Prospectus/Proxy Statement.
	2)	Check the appropriate boxes on the reverse
side.
	3)	Sign, date and return the Proxy card in the
envelope provided.

If you vote by Telephone or Internet, please do not return your Proxy card.

[SHAREHOLDER ADDRESS]	SHARES XXX
CONTROL NUMBER XXX
ACCOUNT NUMBER XXX

999 999 999 999 99

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

TO BE HELD ON APRIL 25, 2008

TOUCHSTONE VARIABLE SERIES TRUST

The undersigned shareholder(s) of the Touchstone Growth & Income Fund (the “Fund”), revoking previous proxies, hereby appoint Jay S. Fitton, the attorney and proxy of the undersigned, with full power of substitution and resubstitution, to vote, as indicated herein, all of the shares of the Fund standing in the name of the undersigned at the Special Meeting of Shareholders (the “Meeting”), and at any adjournment thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the Proposal, as more fully described in the Prospectus/Proxy Statement.

The purpose of the Meeting is to consider the Proposal set forth on reverse and to transact such other business as may be properly brought before the Meeting or any adjournments(s) thereof. If you simply sign the proxy without specifying a vote, your shares will be voted in accordance with the recommendation of the Board of Trustees.

This Proxy, when properly executed, will be voted in a manner directed herein by the undersigned.

The undersigned acknowledges receipt with this proxy of a copy of the Notice of the Meeting and the Prospectus/Proxy Statement.

Date:	,2008

Signature(s)	(Sign in the Box)

Please date and sign exactly as the name or names appear on this card.  When signing as attorney, trustee, executor, administrator, custodian, guardian or corporate officer, please give full title.  If shares are held jointly, each shareholder should sign.

3

                Please fill out box(es) as shown using black or blue ink or number 2 pencil.

                PLEASE DO NOT USE FINE POINT PENS.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES, WHICH
UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” THE PROPOSAL.

Proposal. To approve the reorganization of the Touchstone
Growth & Income Fund into the Touchstone Large Cap Core	FOR	AGAINST	ABSTAIN
Equity Fund.

PLEASE DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

4

Touchstone Variable Series Trust

Touchstone Value Plus Fund

PROXY TABULATOR

TO VOTE BY MAIL

	1)	Read the Prospectus/Proxy Statement.
	2)	Check the appropriate boxes on the reverse
side.
	3)	Sign, date and return the Proxy card in the
envelope provided.

If you vote by Telephone or Internet, please do not return your Proxy card.

[SHAREHOLDER ADDRESS]	SHARES XXX
CONTROL NUMBER XXX
ACCOUNT NUMBER XXX

999 999 999 999 99

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

TO BE HELD ON APRIL 25, 2008

TOUCHSTONE VARIABLE SERIES TRUST

The undersigned shareholder(s) of the Touchstone Value Plus Fund (the “Fund”), revoking previous proxies, hereby appoint Jay S. Fitton, the attorney and proxy of the undersigned, with full power of substitution and resubstitution, to vote, as indicated herein, all of the shares of the Fund standing in the name of the undersigned at the Special Meeting of Shareholders (the “Meeting”), and at any adjournment thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the Proposal, as more fully described in the Prospectus/Proxy Statement.

The purpose of the Meeting is to consider the Proposal set forth on reverse and to transact such other business as may be properly brought before the Meeting or any adjournments(s) thereof. If you simply sign the proxy without specifying a vote, your shares will be voted in accordance with the recommendation of the Board of Trustees.

This Proxy, when properly executed, will be voted in a manner directed herein by the undersigned.

The undersigned acknowledges receipt with this proxy of a copy of the Notice of the Meeting and the Prospectus/Proxy Statement.

Date:	,2008

Signature(s)	(Sign in the Box)

Please date and sign exactly as the name or names appear on this card.  When signing as attorney, trustee, executor, administrator, custodian, guardian or corporate officer, please give full title.  If shares are held jointly, each shareholder should sign.

5

                Please fill out box(es) as shown using black or blue ink or number 2 pencil.

                PLEASE DO NOT USE FINE POINT PENS.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES, WHICH
UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” THE PROPOSAL.

Proposal. To approve the reorganization of the Touchstone Value
Plus Fund into the Touchstone Large Cap Core Equity Fund.	FOR	AGAINST	ABSTAIN

PLEASE DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

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7

PART C: OTHER INFORMATION

Item 15. Indemnification

Under Article IV, Section 4.3 of the Trust’s Amended and Restated Declaration of Trust, (a) subject to the exceptions and limitations contained in paragraph (b) below: (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust, to the fullest extent permitted by law (including the 1940 Act) as currently in effect or as hereinafter amended, against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities. (b) No indemnification shall be provided hereunder to a Trustee or officer: (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (iii) in the event of a settlement involving a payment by a Trustee or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct: (A) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or (B) by written opinion of independent legal counsel. (c) Subject to the provisions of the 1940 Act, the Trust may maintain insurance for the protection of the Trust Property, its present or former Shareholders, Trustees, officers, employees, independent contractors and agents in such amount as the Trustees shall deem adequate to cover possible tort liability (whether or not the Trust would have the power to indemnify such Persons against such liability), and such other insurance as the Trustees in their sole judgment shall deem advisable. (d) The rights of indemnification herein provided shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law. (e) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph

(a) of this Section 4.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either: (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification. As used in this Section 4.3 a “Disinterested Trustee” is one (i) who is not an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending. As used in this Section 4.3, the term “independent legal counsel” means an attorney who is independent in all respects from the Trust and from the person or persons who seek indemnification hereunder and in any event means an attorney who has not been retained by or performed services for the Trust or any person to be so indemnified within the five years prior to the initial request for indemnification pursuant hereto.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1) CHARTER OF THE REGISTRANT

(a)                                  Form of Amended and Restated Declaration of Trust is herein incorporated by reference to Exhibit (a)(7) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the Securities and Exchange Commission (“SEC”) on January 31, 2003.

(b)                                             Amendment to the Amended and Restated Declaration of Trust dated April 18, 2005 is herein incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on May 2, 2005.

(c)                                              Amendment to the Amended and Restated Declaration of Trust dated November 28, 2005 is herein incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on May 1, 2006.

(2) BY-LAWS OF THE REGISTRANT

Amended and Restated By-Laws of the Trust dated November 21, 2002 are herein incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on January 31, 2003.

(3) VOTING TRUST AGREEMENT

                    Not applicable.

(4) AGREEMENT AND PLAN OF REORGANIZATION

                    Form of Agreement and Plan of Reorganization is filed herewith.

(5) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDER

                    Not applicable.

(6) INVESTMENT ADVISORY CONTRACTS

(a)                                  Amended and Restated Investment Advisory Agreement between the Trust and Touchstone Advisors, Inc. (the “Advisor”) dated January 1, 1999 is herein incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on February 12, 1999.

(b)                                 Amended and Restated Sub-Advisory Agreement dated January 1, 1999 between the Advisor and Fort Washington Investment Advisors, Inc. with respect to the Value Plus Fund is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on April 30, 1999.

(c)                                  Sub-Advisory Agreement dated January 1, 1999 between the Advisor and Fort

Washington Investment Advisors, Inc. with respect to the Core Bond Fund (f/k/a the Bond Fund) is herein incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on April 30, 1999.

(d)                                 Amended and Restated Sub-Advisory Agreement dated January 1, 1999 between the Advisor and Westfield Capital Management, Inc. with respect to the Mid Cap Growth Fund (f/k/a the Emerging Growth Fund) is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on April 30, 1999.

(e)                                  Sub-Advisory Agreement dated May 1, 1999 between the Advisor and Fort Washington Investment Advisors, Inc. with respect to the High Yield Fund is herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on April 30, 1999.

(f)                                    Sub-Advisory Agreement dated May 1, 1999 between the Advisor and Todd Investment Advisors, Inc. with respect to the Large Cap Core Equity Fund (f/k/a Enhanced Dividend 30 Fund) is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on May 1, 2007.

(g)                                 Amendment to the Amended and Restated Investment Advisory Agreement between the Advisor and the Trust dated May 1, 1999 with respect to the High Yield, Small Cap Value and Large Cap Core Equity (f/k/a Enhanced Dividend 30) Funds is herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on April 30, 1999.

(h)                                 Amendment No. 2 to the Investment Advisory Agreement between the Advisor and the Trust dated May 1, 2001 adding the Touchstone Growth/Value, Touchstone Equity and Touchstone Money Market Funds is herein incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on May 1, 2007.

(i)                                     Sub-Advisory Agreement between the Advisor and OPCAP Advisors LLC dated May 5, 2000 with respect to the Balanced Fund is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on February 15, 2001.

(j)                                     Novation of Sub-Advisory Agreement between the Advisor, OPCAP Advisors

LLC and Oppenheimer Capital LLC dated June 28, 2005 with respect to the Balanced fund is herein incorporated by reference to Exhibit (d)(9)(i) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on May 1, 2006.

(k)                                  Sub-Advisory Agreement between the Advisor and TCW Investment Management Company dated May 1, 2001 with respect to the Mid Cap Growth Fund (f/k/a) the Emerging Growth Fund is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on April 27, 2001.

(l)                                     Sub-Advisory Agreement between the Advisor and Deutsche Investment Management Americas Inc. dated January 1, 1999 with respect to the Growth & Income Fund is filed herewith.

(m)                               Form of Sub-Advisory Agreement between the Advisor and BAMCO, Inc with respect to the Baron Small Cap Fund is herein incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on January 31, 2003.

(n)                                 Form of Sub-Advisory Agreement between the Advisor and Third Avenue Management LLC with respect to the Third Avenue Value Fund is herein incorporated by reference to Exhibit (d)(24) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on January 31, 2003.

(o)                                 Amendment to the Advisory Agreement between the Advisor and the Trust dated December 31, 2002, is herein incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on January 31, 2003.

(p)                                 Form of Amendment to the Advisory Agreement between the Advisor and the Trust with respect to the Baron Small Cap and Money Market Funds is herein incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on January 31, 2003.

(q)                                 Amendment to the Advisory Agreement between the Advisor and the Trust dated July 19, 2004 with respect to the Conservative ETF, Moderate ETF, Aggressive ETF and Enhanced ETF Funds is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on March 2, 2005.

(r)                                    Form of Sub-Advisory Agreement between the Advisor and Fort Washington Investment Advisors, Inc. with respect to the Money Market Fund is herein incorporated by reference to Exhibit (d)(28) of Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on April 28, 2003.

(s)                                  Sub-Advisory Agreement between the Trust and Eagle Asset Management dated October 31, 2003 with respect to the Eagle Capital Appreciation Fund is herein incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File  No. 033-76566) filed with the SEC on October 31, 2003.

(t)                                    Sub-Advisory Agreement between the Advisor and Todd Investment Advisors,Inc. dated July 1, 2004 with respect to the Conservative ETF Fund is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on March 2, 2005.

(u)                                 Sub-Advisory Agreement between the Advisor and Todd Investment Advisors, Inc. dated July 1, 2004 with respect to the Moderate ETF Fund is herein incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on March 2, 2005.

(v)                                 Sub-Advisory Agreement between the Advisor and Todd Investment Advisors, Inc. dated July 1, 2004 with respect to the Aggressive ETF Fund is herein incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on March 2, 2005.

(w)                               Sub-Advisory Agreement between the Advisor and Todd Investment Advisors, Inc. dated July 1, 2004 with respect to the Enhanced ETF Fund is herein incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on March 2, 2005.

(x)                                   Addendum dated October 26, 2007 to the Sub-Advisory Agreement between the Advisor and Todd Investment Advisors, Inc. dated as of May 1, 1999, as amended as of December 31, 2002, with respect to the Large Cap Core Equity Fund (f/k/a Enhanced Dividend 30 Fund) is filed herewith.

(7) UNDERWRITING AND DISTRIBUTION CONTRACTS

Form of Distribution Agreement between the Trust and Touchstone Securities, Inc. (the “distributor”) is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement

on Form N-1A (File No. 033-76566) filed with the SEC on January 31, 2003.

(8) BONUS OR PROFIT SHARING PLAN

Trustee Deferred Compensation Plan dated January 1, 2001 with respect to the Touchstone Variable Series Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust And Touchstone Strategic Trust is herein incorporated by reference to Exhibit (f)(1) of Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on April 27, 2001.

(9) CUSTODIAN AGREEMENTS

(a)                                  Custodian Agreement between Brown Brothers Harriman & Co. (BBH) and the Trust dated February 7, 2003 is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on January 31, 2003.

(b)                                 Form of Securities Lending Agreement between the Trust and BBH dated March 27, 2003 is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on April 30, 2004.

(c)                                  Amendments to Securities Lending Agreement between the Trust and BBH is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on May 1, 2007.

(d)                                 Custody Fee Offset Agreement between the Trust and BBH is herein incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on May 1, 2007.

(10) RULE 12B-1 PLAN AND RULE 18F-3 PLAN

(a)                                  Form of Plan of Distribution Pursuant to Rule 12b-1 with respect to the Service Class shares of the Money Market Fund is herein incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on April 28,2003.

(b)                                 Amended Rule 18f-3 Plan adopted with Respect to the Multiple Class Distribution System of Touchstone Securities dated May 18, 2006 is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on July 21, 2006.

(11) AN OPINION AND CONSENT OF COUNSEL (AS TO THE LEGALITY OF THE SECURITIES BEING REGISTERED)

                    Opinion and consent of Morgan, Lewis & Bockius LLP is filed herewith.

(12) AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

                    Not applicable.

(13) OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a)                                  Administration and Accounting Services Agreement between the Trust and Integrated Fund Services, Inc. dated March 17, 2002 is herein incorporated by reference to Exhibit (h)(12) of Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on May 1, 2002.

(b)                                 Compliance Services Agreement between the Trust and Integrated Fund Services, Inc. dated January 1, 2007 is filed herewith.

(c)                                  Allocation Agreement for allocation of fidelity bond coverage by and among Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Constellation Institutional Portfolios and Constellation Funds dated April 1, 2006 is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on May 1, 2007.

(d)                                 Integrated Fund Services Anti-Money Laundering Program Service between the Trust and Integrated Fund Services dated September 30, 2003 is herein incorporated by reference to Exhibit (h)(15) of Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on October 31, 2003.

(e)                                  Administration, Accounting Services and Transfer Agency Agreement between the Trust and Integrated Fund Services dated December 31, 2002 is herein incorporated by reference to Exhibit (h)(18) of Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on October 31, 2003.

(f)                                    Transfer Agency Agreement dated January 1, 2007 is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on May 1, 2007.

(g)                                 Administration Agreement dated January 1, 2007 is herein incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on May 1, 2007.

(h)                                 Sub-Administration Agreement dated September 17, 2007 is filed herewith.

(i)                                     Addendum dated December 31, 2007 to Sub-Administration Agreement dated September 17, 2007 is filed herewith.

(j)                                     Expense Limitation Agreement dated January 1, 2007 is herein incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on May 1, 2007.

(k)                                  Shareholder Services Plan with respect to the Service Class Shares is filed herewith.

(l)                                     Shareholder Services Plan with respect to the Initial Class Shares is filed herewith.

(14) CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Consent of Independent Registered Public Accounting Firm is filed herewith.

(15) OMITTED FINANCIAL STATEMENTS

Not applicable.

(16) POWERS OF ATTORNEY

Powers of Attorney for John F. Barrett, Phillip R. Cox, H. Jerome Lerner, John R. Lindholm, Jill T. McGruder, Donald Siekmann, Robert E. Stautberg and John P. Zanotti are filed herewith.

(17) ADDITIONAL EXHIBITS

(a)                                  Investment letter of initial shareholders dated November 10, 1994 is herein incorporated by reference to Exhibit (13) of Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on July 30, 1998.

(b)                                 Code of Ethics for Touchstone Advisors, Inc., Touchstone Variable Series Trust and Touchstone Securities, Inc. is herein incorporated by reference to Exhibit

(p)(1) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on May 1, 2007.

(c)                                  Code of Ethics for Todd Investment Advisors, Inc. dated February 1, 2005 is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A (File No. 033- 76566) filed with the SEC on May 2, 2005.

(d)                                 Code of Ethics for Westfield Capital Management Company, Inc. dated October 17, 2005 is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on May 1, 2006.

(e)                                  Code of Ethics for Fort Washington Investment Advisors, Inc. dated February 1, 2005 is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on May 2, 2005.

(f)                                    Code of Ethics for Oppenheimer is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on May 1, 2007.

(g)                                 Code of Ethics for TCW Investment Management Company, LLC dated February 1, 2005 is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on May 2, 2005.

(h)                                 Code of Ethics for Deutsche Investment Management, Inc. dated January 1, 2005 is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on May 2, 2005.

(i)                                     Code of Ethics for Eagle Asset Management, Inc. is herein incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on May 2, 2005.

(j)                                     Code of Ethics for BAMCO, Inc. dated October 12, 2005 is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on May 1, 2006.

(k)                                  Code of Ethics for Third Avenue Management LLC dated March 2, 2006 is herein incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566) filed with the SEC on May 1, 2006.

Item 17. Undertakings

(1)                                 The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                 The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Cincinnati and State of Ohio, on the 29th day of February, 2008.

TOUCHSTONE VARIABLE SERIES TRUST	By:	/s/ Jill T. McGruder
Registrant		Jill T. McGruder
President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Jill T. McGruder	Trustee and	February 29, 2008
Jill T. McGruder	President

/s/ Terrie A. Wiedenheft	Controller and	February 29, 2008
Terrie A. Wiedenheft	Treasurer

*	Trustee	February 29, 2008
John F. Barrett

*	Trustee	February 29, 2008
Phillip R. Cox

*	Trustee	February 29, 2008
H. Jerome Lerner

*	Trustee	February 29, 2008
Donald C. Siekmann

*	Trustee	February 29, 2008
Robert E. Stautberg

*	Trustee	February 29, 2008
John P. Zanotti

*	Trustee	February 29, 2008
John R. Lindholm

* By:	/s/ Jay S. Fitton
Jay S. Fitton
(Attorney-in-Fact Pursuant to Power of Attorney)

EXHIBIT INDEX

Exhibit Number	Description

EX-99.B(4)	Form of Agreement and Plan of Reorganization is filed herewith.

EX-99.B(6)(l)	Sub-Advisory Agreement between the Advisor and Deutsche Investment Management Americas Inc. dated January 1, 1999 with respect to the Growth & Income Fund is filed herewith.

EX-99.B(6)(x)

Addendum dated October 26, 2007 to the Sub-Advisory Agreement between the Advisor and Todd Investment Advisors, Inc. dated as of May 1, 1999, as amended as of December 31, 2002, with respect to the Touchstone Enhanced 30 Fund is filed herewith.

EX-99.B(11)	Opinion and consent of Morgan, Lewis & Bockius LLP is filed herewith.

EX-99.B(13)(b)	Compliance Services Agreement between the Trust and Integrated Fund Services, Inc. dated January 1, 2007 is filed herewith.

EX-99.B(13)(h)	Sub-Administration Agreement dated September 17, 2007 is filed herewith.

EX-99.B(13)(i)	Addendum dated December 31, 2007 to Sub-Administration Agreement dated September 17, 2007 is filed herewith.

EX-99.B(13)(k)	Shareholder Services Plan with respect to the Service Class Shares is filed herewith.

EX-99.B(13)(l)	Shareholder Services Plan with respect to the Initial Class Shares is filed herewith.

EX-99.B(14)	Consent of Independent Registered Public Accounting Firm is filed herewith.

EX-99.B(16)	Powers of Attorney for John F. Barrett, Phillip R. Cox, H. Jerome Lerner, John R. Lindholm, Jill T. McGruder, Donald Siekmann, Robert E. Stautberg and John P. Zanotti are filed herewith.